United  States
Securities  and  Exchange  Commission
Washington,  D.C.  20549

Form  N-Q

Quarterly  Schedule  of  Portfolio  Holdings  of  Registered
Management  Investment  Company

Investment  Company  Act  file  number         811-04087
                                      ---------------------

Exeter  Fund,  Inc.
---------------------------------------------------------
(Exact  name  of  registrant  as  specified  in  charter)

1100  Chase  Square,  Rochester,  New  York                          14604
--------------------------------------------------------------------------------
(Address  of  principal executive offices)                            (zip code)

B.  Reuben  Auspitz              1100  Chase  Square,  Rochester, New York 14604
--------------------------------------------------------------------------------
(Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:  585-325-6880
                                                        ------------------

Date  of  fiscal  year  end:  October  31,  2004
                            -----------------------

Date  of  reporting  period:  July  31,  2004
                            -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided by Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimates and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1: SCHEDULE OF INVESTMENTS





INVESTMENT PORTFOLIO - JULY 31, 2004 (UNAUDITED)

                                                               SHARES/
EQUITY SERIES                                              PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------  ------------------  ---------

COMMON STOCKS - 94.0%
CONSUMER DISCRETIONARY - 22.6%
HOTELS, RESTAURANTS & LEISURE - 2.8%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . .              1,025 $   47,775
                                                                           -----------

HOUSEHOLD DURABLES - 2.0%
Newell Rubbermaid, Inc.. . . . . . . . . . . . . . . . .              1,550     33,480
                                                                           -----------

MEDIA - 8.5%
Cablevision Systems New York Group - Class A*. . . . . .              3,250     56,777
Hearst-Argyle Television, Inc. - Class A . . . . . . . .                925     20,933
Time Warner, Inc.* . . . . . . . . . . . . . . . . . . .              3,900     64,935
                                                                           -----------
                                                                               142,645
                                                                           -----------

SPECIALTY RETAIL - 9.3%
Blockbuster, Inc. - Class A. . . . . . . . . . . . . . .              1,575     20,900
Foot Locker, Inc.. . . . . . . . . . . . . . . . . . . .                800     18,000
Office Depot, Inc.*. . . . . . . . . . . . . . . . . . .              2,800     45,920
Staples, Inc.. . . . . . . . . . . . . . . . . . . . . .              1,025     29,602
Weight Watchers International, Inc.* . . . . . . . . . .              1,050     40,677
                                                                           -----------
                                                                               155,099
                                                                           -----------
                                                                               378,999
                                                                           -----------

CONSUMER STAPLES - 8.7%
FOOD & STAPLES RETAILING - 2.1%
The Kroger Co.*. . . . . . . . . . . . . . . . . . . . .              2,225     35,155
                                                                           -----------

FOOD PRODUCTS - 2.5%
H.J. Heinz Co. . . . . . . . . . . . . . . . . . . . . .              1,125     41,501
                                                                           -----------

HOUSEHOLD PRODUCTS - 2.5%
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . .                650     41,645
                                                                           -----------

PERSONAL PRODUCTS - 1.6%
The Estee Lauder Companies, Inc. - Class A . . . . . . .                625     27,437
                                                                           -----------
                                                                               145,738
                                                                           -----------

ENERGY - 20.8%
ENERGY EQUIPMENT & SERVICES - 18.7%
Baker Hughes, Inc. . . . . . . . . . . . . . . . . . . .              1,275     51,383
Cooper Cameron Corp.*. . . . . . . . . . . . . . . . . .                875     44,704
Schlumberger Ltd.. . . . . . . . . . . . . . . . . . . .              1,125     72,360
Transocean, Inc.*. . . . . . . . . . . . . . . . . . . .              1,500     42,600
Varco International, Inc.* . . . . . . . . . . . . . . .              1,900     45,923
Weatherford International Ltd.*. . . . . . . . . . . . .              1,175     54,967
                                                                           -----------
                                                                               311,937
                                                                           -----------

OIL & GAS - 2.1%
Amerada Hess Corp. . . . . . . . . . . . . . . . . . . .                425     35,424
                                                                           -----------
                                                                               347,361
                                                                           -----------

FINANCIALS - 9.7%
CAPITAL MARKETS - 3.6%
The Bank of New York Co., Inc. . . . . . . . . . . . . .                875     25,139
SEI Investments Co.. . . . . . . . . . . . . . . . . . .              1,125     34,504
                                                                           -----------
                                                                                59,643
                                                                           -----------

COMMERCIAL BANKS - 5.2%
PNC Financial Services Group . . . . . . . . . . . . . .                575     29,095
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . .              1,100     31,130
Wachovia Corp. . . . . . . . . . . . . . . . . . . . . .                625     27,694
                                                                           -----------
                                                                                87,919
                                                                           -----------

DIVERSIFIED FINANCIAL SERVICES - 0.9%
Principal Financial Group, Inc.. . . . . . . . . . . . .                450     15,296
                                                                           -----------
                                                                               162,858
                                                                           -----------

HEALTH CARE - 11.3%
HEALTH CARE PROVIDERS & SERVICES - 4.4%
Odyssey Healthcare, Inc.*. . . . . . . . . . . . . . . .                800     13,744
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . .              7,400     60,236
                                                                           -----------
                                                                                73,980
                                                                           -----------

PHARMACEUTICALS - 6.9%
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . .                950     30,362
Schering-Plough Corp.. . . . . . . . . . . . . . . . . .              4,400     85,624
                                                                           -----------
                                                                               115,986
                                                                           -----------
                                                                               189,966
                                                                           -----------

INDUSTRIALS - 5.0%
MACHINERY - 1.5%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . .              1,175     24,581
                                                                           -----------

ROAD & RAIL - 3.5%
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . .                900     28,170
Kansas City Southern*. . . . . . . . . . . . . . . . . .              2,100     30,702
                                                                           -----------
                                                                                58,872
                                                                           -----------
                                                                                83,453
                                                                           -----------

INFORMATION TECHNOLOGY - 5.3%
IT SERVICES - 2.3%
First Data Corp. . . . . . . . . . . . . . . . . . . . .                875     39,034
                                                                           -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
Cymer, Inc.* . . . . . . . . . . . . . . . . . . . . . .                575     16,468
                                                                           -----------

SOFTWARE - 2.0%
McAfee Inc.* . . . . . . . . . . . . . . . . . . . . . .              1,825     32,813
                                                                           -----------
                                                                                88,315
                                                                           -----------

MATERIALS - 6.7%
CHEMICALS - 2.2%
Minerals Technologies, Inc.. . . . . . . . . . . . . . .                650     36,315
                                                                           -----------


CONTAINERS & PACKAGING - 1.5%
Packaging Corp. of America . . . . . . . . . . . . . . .              1,050     24,528
                                                                           -----------

METALS & MINING - 1.8%
Alcoa, Inc.. . . . . . . . . . . . . . . . . . . . . . .                950     30,428
                                                                           -----------

PAPER & FOREST PRODUCTS - 1.2%
Bowater, Inc.. . . . . . . . . . . . . . . . . . . . . .                550     20,515
                                                                           -----------
                                                                               111,786
                                                                           -----------

UTILITIES - 3.9%
ELECTRIC UTILITIES - 3.9%
Allegheny Energy, Inc.*. . . . . . . . . . . . . . . . .              2,450     36,358
American Electric Power Co., Inc.. . . . . . . . . . . .                925     28,777
                                                                           -----------
                                                                                65,135
                                                                           -----------

TOTAL COMMON STOCKS
(Identified Cost $1,434,897) . . . . . . . . . . . . . .                     1,573,611
                                                                           -----------

SHORT-TERM INVESTMENTS - 6.5%
Dreyfus Treasury Cash Management - Institutional Shares.             33,985     33,985
Fannie Mae Discount Note, 9/13/2004. . . . . . . . . . .  $          75,000     74,882
                                                                           -----------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $108,867) . . . . . . . . . . . . . . .                       108,867
                                                                           -----------

TOTAL INVESTMENTS - 100.5%
(Identified Cost $1,543,764) . . . . . . . . . . . . . .                     1,682,478

LIABILITIES, LESS OTHER ASSETS - (0.5%). . . . . . . . .                        (8,945)
                                                                           ------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $ 1,673,533
                                                                           ===========



*Non-income  producing  security


Federal Tax Information:

On July 31, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $1,551,849

Unrealized appreciation. . . . . . .  $  184,053
Unrealized depreciation. . . . . . .     (53,424)
                                      -----------

Net unrealized appreciation. . . . .  $  130,629
                                      ===========



For information regarding the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent semi-annual or annual financial statements.




INVESTMENT PORTFOLIO - JULY 31, 2004 (UNAUDITED)

                                                                      SHARES/
OVERSEAS SERIES                                                   PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------  ------------------  ---------

COMMON STOCKS - 94.1%
CONSUMER DISCRETIONARY - 22.8%
HOTELS, RESTAURANTS & LEISURE - 5.0%
Club Mediterranee S.A.* (France). . . . . . . . . . . . . . . .                600   $ 26,364
The Hongkong & Shanghai Hotels Ltd. (Hong Kong) . . . . . . . .              9,000      5,885
Mandarin Oriental International Ltd.* (Bermuda) . . . . . . . .              9,000      4,950
Shangri-La Asia Ltd. (Hong Kong). . . . . . . . . . . . . . . .              8,000      7,487
                                                                                  -----------
                                                                                       44,686
                                                                                  -----------

HOUSEHOLD DURABLES - 3.1%
Sony Corp. - ADR (Japan). . . . . . . . . . . . . . . . . . . .                800     27,720
                                                                                  -----------

MEDIA - 11.3%
The News Corp. Ltd. - ADR (Australia) . . . . . . . . . . . . .              1,250     39,713
Pearson plc (United Kingdom). . . . . . . . . . . . . . . . . .              2,200     24,691
Reed Elsevier plc - ADR (United Kingdom). . . . . . . . . . . .                550     19,679
VNU N.V. (Netherlands). . . . . . . . . . . . . . . . . . . . .                650     17,152
                                                                                  -----------
                                                                                      101,235
                                                                                  -----------

MULTILINE RETAIL - 1.8%
Organizacion Soriana S.A. de C.V. - Series B (Mexico) . . . . .              5,600     16,586
                                                                                  -----------

SPECIALTY RETAIL - 1.6%
Douglas Holding AG (Germany). . . . . . . . . . . . . . . . . .                500     14,426
                                                                                  -----------
                                                                                      204,653
                                                                                  -----------

CONSUMER STAPLES - 24.1%
BEVERAGES - 3.0%
Interbrew S.A. (now known as InBev) (Belgium) . . . . . . . . .                900     27,212
                                                                                  -----------

FOOD & STAPLES RETAILING - 2.0%
Carrefour S.A. (France) . . . . . . . . . . . . . . . . . . . .                375     17,866
                                                                                  -----------

FOOD PRODUCTS - 9.3%
Cadbury Schweppes plc (United Kingdom). . . . . . . . . . . . .              2,700     22,131
Nestle S.A. (Switzerland) . . . . . . . . . . . . . . . . . . .                125     31,916
Unilever plc - ADR (United Kingdom) . . . . . . . . . . . . . .                825     29,576
                                                                                  -----------
                                                                                       83,623
                                                                                  -----------

HOUSEHOLD PRODUCTS - 5.3%
Henkel KGaA (Germany) . . . . . . . . . . . . . . . . . . . . .                300     22,036
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico). . . . . .              1,900     25,552
                                                                                  -----------
                                                                                       47,588
                                                                                  -----------

PERSONAL PRODUCTS - 4.5%
Clarins S.A. (France) . . . . . . . . . . . . . . . . . . . . .                416     27,456
Shiseido Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . .              1,000     12,457
                                                                                  -----------
                                                                                       39,913
                                                                                  -----------
                                                                                      216,202
                                                                                  -----------

ENERGY - 10.4%
ENERGY EQUIPMENT & SERVICES - 8.9%
Abbot Group plc (United Kingdom). . . . . . . . . . . . . . . .              6,100     19,656
Compagnie Generale de Geophysique S.A. (CGG)* (France). . . . .                200     10,457
Precision Drilling Corp.* (Canada). . . . . . . . . . . . . . .                350     17,405
Smedvig ASA - Class A (Norway). . . . . . . . . . . . . . . . .              2,900     32,257
                                                                                  -----------
                                                                                       79,775
                                                                                  -----------

OIL & GAS - 1.5%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) . . . . . .                525     13,466
                                                                                  -----------
                                                                                       93,241
                                                                                  -----------

HEALTH CARE - 8.4%
PHARMACEUTICALS - 8.4%
Novartis AG - ADR (Switzerland) . . . . . . . . . . . . . . . .                875     39,078
Schering AG (Germany) . . . . . . . . . . . . . . . . . . . . .                650     36,469
                                                                                  -----------
                                                                                       75,547
                                                                                  -----------

INDUSTRIALS - 10.0%
AEROSPACE & DEFENSE - 1.3%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)                400     11,440
                                                                                  -----------

COMMERICAL SERVICES & SUPPLIES - 3.9%
Aggreko plc (United Kingdom). . . . . . . . . . . . . . . . . .              2,850      8,029
BWT AG (Austria). . . . . . . . . . . . . . . . . . . . . . . .                200      4,665
Quebecor World, Inc. (Canada) . . . . . . . . . . . . . . . . .              1,025     22,683
                                                                                  -----------
                                                                                       35,377
                                                                                  -----------

CONSTRUCTION & ENGINEERING - 2.1%
Koninklijke Boskalis Westminster N.V. (Netherlands) . . . . . .                736     18,971
                                                                                  -----------

MACHINERY - 2.7%
Tomra Systems ASA (Norway). . . . . . . . . . . . . . . . . . .              6,450     23,730
                                                                                  -----------
                                                                                       89,518
                                                                                  -----------

INFORMATION TECHNOLOGY - 4.5%
COMMUNICATIONS EQUIPMENT - 2.0%
Nokia Oyj - ADR (Finland) . . . . . . . . . . . . . . . . . . .              1,525     17,721
                                                                                  -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)  . .              1,540     10,965
                                                                                  -----------

SOFTWARE - 1.3%
Amdocs Ltd.* (Guernsey) . . . . . . . . . . . . . . . . . . . .                550     11,935
                                                                                  -----------
                                                                                       40,621
                                                                                  -----------

MATERIALS - 5.0%
CHEMICALS - 3.6%
Lonza Group AG (Switzerland). . . . . . . . . . . . . . . . . .                725     32,013
                                                                                  -----------

PAPER & FOREST PRODUCTS - 1.4%
Aracruz Celulose S.A. - ADR (Brazil). . . . . . . . . . . . . .                375     12,975
                                                                                  -----------
                                                                                       44,988
                                                                                  -----------

TELECOMMUNICATION SERVICES - 5.9%
WIRELESS TELECOMMUNICATION SERVICES - 5.9%
NTT DoCoMo, Inc. (Japan). . . . . . . . . . . . . . . . . . . .                 15     26,174
Vodafone Group plc - ADR (United Kingdom) . . . . . . . . . . .              1,225     26,619
                                                                                  -----------
                                                                                       52,793
                                                                                  -----------

UTILITIES - 3.0%
ELECTRIC UTILITIES - 1.2%
Korea Electric Power Corp. (KEPCO) - ADR (South Korea). . . . .              1,200     11,124
                                                                                  -----------

MULTI-UTILITIES & UNREGULATED POWER - 1.8%
International Power plc - ADR* (United Kingdom) . . . . . . . .                600     16,386
                                                                                  -----------
                                                                                       27,510
                                                                                  -----------

TOTAL COMMON STOCKS
(Identified Cost $754,514). . . . . . . . . . . . . . . . . . .                       845,073
                                                                                  -----------

SHORT-TERM INVESTMENTS - 6.3%
Dreyfus Treasury Cash Management - Institutional Shares . . . .             32,021     32,021
U.S. Treasury Bill, 9/16/2004 . . . . . . . . . . . . . . . . .    $        25,000     24,960
                                                                                  -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $56,981) . . . . . . . . . . . . . . . . . . .                        56,981
                                                                                  -----------

TOTAL INVESTMENTS - 100.4%
(Identified Cost $811,495). . . . . . . . . . . . . . . . . . .                       902,054

LIABILITIES, LESS OTHER ASSETS - (0.4%) . . . . . . . . . . . .                        (3,529)
                                                                                  ------------

NET ASSETS - 100% . . . . . . . . . . . . . . . . . . . . . . .                   $   898,525
                                                                                  ===========



*Non-income  producing  security
ADR  -  American  Depository  Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 18.6%; Switzerland - 11.5%.


Federal Tax Information:

On July 31, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $828,659

Unrealized appreciation. . . . . . .  $104,060
Unrealized depreciation. . . . . . .   (30,665)
                                      ---------

Net unrealized appreciation. . . . .  $ 73,395
                                      =========



For information regarding the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent semi-annual or annual financial statements.




INVESTMENT PORTFOLIO - JULY 31, 2004 (UNAUDITED)

                                                               SHARES/
TAX MANAGED SERIES                                         PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------  ------------------  ---------

COMMON STOCKS - 93.4%
CONSUMER DISCRETIONARY - 20.9%
HOTELS, RESTAURANTS & LEISURE - 3.5%
Caesars Entertainment, Inc.* . . . . . . . . . . . . . .              6,400   $ 94,272
Carnival Corp. . . . . . . . . . . . . . . . . . . . . .              1,850     86,229
Club Mediterranee S.A.* (France) . . . . . . . . . . . .                925     40,645
                                                                           -----------
                                                                               221,146
                                                                           -----------

HOUSEHOLD DURABLES - 3.9%
Newell Rubbermaid, Inc.. . . . . . . . . . . . . . . . .              4,900    105,840
Sony Corp. - ADR (Japan) . . . . . . . . . . . . . . . .              3,925    136,001
                                                                           -----------
                                                                               241,841
                                                                           -----------

MEDIA - 7.7%
Cablevision Systems New York Group - Class A*. . . . . .              9,200    160,724
Hearst-Argyle Television, Inc. - Class A . . . . . . . .              2,550     57,706
Pearson plc (United Kingdom) . . . . . . . . . . . . . .              7,600     85,298
Time Warner, Inc.* . . . . . . . . . . . . . . . . . . .             10,850    180,653
                                                                           -----------
                                                                               484,381
                                                                           -----------

SPECIALTY RETAIL - 5.8%
Office Depot, Inc.*. . . . . . . . . . . . . . . . . . .              9,075    148,830
Staples, Inc.. . . . . . . . . . . . . . . . . . . . . .              3,300     95,304
Weight Watchers International, Inc.* . . . . . . . . . .              2,975    115,252
                                                                           -----------
                                                                               359,386
                                                                           -----------
                                                                             1,306,754
                                                                           -----------

CONSUMER STAPLES - 16.0%
BEVERAGES - 1.1%
Interbrew S.A. (Belgium) . . . . . . . . . . . . . . . .              2,325     70,297
                                                                           -----------

FOOD & STAPLES RETAILING - 2.4%
Carrefour S.A. (France)  . . . . . . . . . . . . . . . .              1,675     79,802
The Kroger Co.*. . . . . . . . . . . . . . . . . . . . .              4,450     70,310
                                                                           -----------
                                                                               150,112
                                                                           -----------

FOOD PRODUCTS - 8.8%
H.J. Heinz Co. . . . . . . . . . . . . . . . . . . . . .              1,675     61,791
Nestle S.A. (Switzerland)  . . . . . . . . . . . . . . .                850    217,030
Unilever plc - ADR (United Kingdom). . . . . . . . . . .              7,625    273,356
                                                                           -----------
                                                                               552,177
                                                                           -----------

HOUSEHOLD PRODUCTS - 2.3%
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . .              2,275    145,759
                                                                           -----------

PERSONAL PRODUCTS - 1.4%
The Estee Lauder Companies, Inc. - Class A . . . . . . .              1,950     85,605
                                                                           -----------
                                                                             1,003,950
                                                                           -----------

ENERGY - 16.2%
ENERGY EQUIPMENT & SERVICES - 14.3%
Baker Hughes, Inc. . . . . . . . . . . . . . . . . . . .              2,800    112,840
Cooper Cameron Corp.*. . . . . . . . . . . . . . . . . .              2,275    116,230
Schlumberger Ltd.. . . . . . . . . . . . . . . . . . . .              4,550    292,656
Transocean, Inc.*. . . . . . . . . . . . . . . . . . . .              5,750    163,300
Varco International, Inc.* . . . . . . . . . . . . . . .              4,325    104,535
Weatherford International Ltd.*. . . . . . . . . . . . .              2,300    107,594
                                                                           -----------
                                                                               897,155
                                                                           -----------

OIL & GAS - 1.9%
Amerada Hess Corp. . . . . . . . . . . . . . . . . . . .              1,425    118,774
                                                                           -----------
                                                                             1,015,929
                                                                           -----------

FINANCIALS - 7.6%
CAPITAL MARKETS - 2.9%
The Bank of New York Co., Inc. . . . . . . . . . . . . .              2,675     76,853
SEI Investments Co.. . . . . . . . . . . . . . . . . . .              3,425    105,045
                                                                           -----------
                                                                               181,898
                                                                           -----------

COMMERCIAL BANKS - 3.7%
PNC Financial Services Group . . . . . . . . . . . . . .              1,325     67,045
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . .              2,950     83,485
Wachovia Corp. . . . . . . . . . . . . . . . . . . . . .              1,775     78,650
                                                                           -----------
                                                                               229,180
                                                                           -----------

DIVERSIFIED FINANCIAL SERVICES - 1.0%
Principal Financial Group, Inc.. . . . . . . . . . . . .              1,825     62,032
                                                                           -----------
                                                                               473,110
                                                                           -----------

HEALTH CARE - 14.7%
HEALTH CARE PROVIDERS & SERVICES - 3.7%
Odyssey Healthcare, Inc.*. . . . . . . . . . . . . . . .              3,650     62,707
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . .             20,950    170,533
                                                                           -----------
                                                                               233,240
                                                                           -----------

PHARMACEUTICALS - 11.0%
Novartis AG - ADR (Switzerland)  . . . . . . . . . . . .              5,800    259,028
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . .              3,791    121,160
Schering-Plough Corp.. . . . . . . . . . . . . . . . . .             15,825    307,954
                                                                           -----------
                                                                               688,142
                                                                           -----------
                                                                               921,382
                                                                           -----------

INDUSTRIALS - 3.5%
MACHINERY - 1.1%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . .              3,350     70,082
                                                                           -----------

ROAD & RAIL - 2.4%
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . .              2,825     88,422
Kansas City Southern*. . . . . . . . . . . . . . . . . .              3,975     58,115
                                                                           -----------
                                                                               146,537
                                                                           -----------
                                                                               216,619
                                                                           -----------

INFORMATION TECHNOLOGY - 4.0%
IT SERVICES - 2.0%
First Data Corp. . . . . . . . . . . . . . . . . . . . .              2,700    120,447
                                                                           -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
Cymer, Inc.* . . . . . . . . . . . . . . . . . . . . . .              2,200     63,008
                                                                           -----------

SOFTWARE - 1.0%
McAfee Inc.* . . . . . . . . . . . . . . . . . . . . . .              3,550     63,829
                                                                           -----------
                                                                               247,284
                                                                           -----------

MATERIALS - 4.7%
CHEMICALS - 1.6%
Minerals Technologies, Inc.. . . . . . . . . . . . . . .              1,800    100,566
                                                                           -----------

CONTAINERS & PACKAGING - 1.3%
Packaging Corp. of America . . . . . . . . . . . . . . .              3,350     78,256
                                                                           ------------

PAPER & FOREST PRODUCTS - 1.8%
Aracruz Celulose S.A. - ADR (Brazil) . . . . . . . . . .              3,300    114,180
                                                                           -----------
                                                                               293,002
                                                                           -----------

TELECOMMUNICATION SERVICES - 2.8%
WIRELESS TELECOMMUNICATION SERVICES - 2.8%
Vodafone Group plc - ADR (United Kingdom)  . . . . . . .              8,125    176,556
                                                                           -----------

UTILITIES - 3.0%
ELECTRIC UTILITIES - 3.0%
Allegheny Energy, Inc.*. . . . . . . . . . . . . . . . .              6,750    100,170
American Electric Power Co., Inc.. . . . . . . . . . . .              2,775     86,330
                                                                           -----------
                                                                               186,500
                                                                           -----------

TOTAL COMMON STOCKS
(Identified Cost $5,280,821) . . . . . . . . . . . . . .                     5,841,086
                                                                           -----------

SHORT-TERM INVESTMENTS - 8.6%
Dreyfus Treasury Cash Management - Institutional Shares.            235,731    235,731
Fannie Mae Discount Note, 9/13/2004. . . . . . . . . . .  $         300,000    299,527
                                                                           -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $535,258) . . . . . . . . . . . . . . .                       535,258
                                                                           -----------

TOTAL INVESTMENTS - 102.0%
(Identified Cost $5,816,079) . . . . . . . . . . . . . .                     6,376,344

LIABILITIES, LESS OTHER ASSETS - (2.0%). . . . . . . . .                      (122,040)
                                                                           ------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $ 6,254,304
                                                                           ===========



*Non-income  producing  security
ADR  -  American  Depository  Receipt


Federal Tax Information:

On July 31, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $5,816,079

Unrealized appreciation. . . . . . .  $  692,674
Unrealized depreciation. . . . . . .    (132,409)
                                      -----------

Net unrealized appreciation. . . . .  $  560,265
                                      ===========



For information regarding the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent semi-annual or annual financial statements.




INVESTMENT PORTFOLIO - JULY 31, 2004 (UNAUDITED)

                                                                               SHARES/
PRO-BLENDSM CONSERVATIVE TERM SERIES                                      PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------  -----------------  -----------

COMMON STOCKS - 22.40%
CONSUMER DISCRETIONARY - 4.36%
HOTELS, RESTAURANTS & LEISURE - 0.70%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,725  $  127,012
Club Mediterranee S.A.* (France) . . . . . . . . . . . . . . . . . . . .                950      41,743
The Hongkong & Shanghai Hotels Ltd. (Hong Kong). . . . . . . . . . . . .              1,900       1,242
International Speedway Corp. - Class A . . . . . . . . . . . . . . . . .                 25       1,301
Shangri-La Asia Ltd. (Hong Kong) . . . . . . . . . . . . . . . . . . . .              4,000       3,744
                                                                                           ------------
                                                                                                175,042
                                                                                           ------------

HOUSEHOLD DURABLES - 0.51%
Interface, Inc. - Class A* . . . . . . . . . . . . . . . . . . . . . . .                300       2,496
Newell Rubbermaid, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .              5,600     120,960
Sony Corp. - ADR (Japan) . . . . . . . . . . . . . . . . . . . . . . . .                100       3,465
                                                                                           ------------
                                                                                                126,921
                                                                                           ------------

LEISURE EQUIPMENT & PRODUCTS - 0.01%
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                175       3,180
                                                                                           ------------

MEDIA - 1.53%
Acme Communications, Inc.* . . . . . . . . . . . . . . . . . . . . . . .                550       3,575
Cablevision Systems New York Group - Class A*. . . . . . . . . . . . . .              5,050      88,224
Hearst-Argyle Television, Inc. - Class A . . . . . . . . . . . . . . . .                 50       1,131
Impresa S.A. (SGPS)* (Portugal). . . . . . . . . . . . . . . . . . . . .                500       2,489
Insight Communications Co., Inc. - Class A*. . . . . . . . . . . . . . .                275       2,420
Media Capital S.A. (SGPS)* (Portugal). . . . . . . . . . . . . . . . . .                550       2,546
The News Corp. Ltd. - ADR (Australia). . . . . . . . . . . . . . . . . .                225       7,148
Pearson plc (United Kingdom) . . . . . . . . . . . . . . . . . . . . . .                400       4,489
PT Multimedia S.A. (SGPS) (Portugal) . . . . . . . . . . . . . . . . . .                125       2,688
Reed Elsevier plc - ADR (United Kingdom) . . . . . . . . . . . . . . . .                175       6,262
Scholastic Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .                 75       2,063
Time Warner, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . .             15,075     250,999
VNU N.V. (Netherlands) . . . . . . . . . . . . . . . . . . . . . . . . .                275       7,257
                                                                                           ------------
                                                                                                381,291
                                                                                           ------------

MULTILINE RETAIL - 0.02%
KarstadtQuelle AG (Germany). . . . . . . . . . . . . . . . . . . . . . .                100       2,038
Organizacion Soriana S.A. de C.V. - Series B (Mexico). . . . . . . . . .              1,225       3,628
                                                                                           ------------
                                                                                                  5,666
                                                                                           ------------

SPECIALTY RETAIL - 1.58%
Douglas Holding AG (Germany) . . . . . . . . . . . . . . . . . . . . . .                300       8,656
Foot Locker, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .                 75       1,687
KOMERI Co. Ltd. (Japan). . . . . . . . . . . . . . . . . . . . . . . . .                100       2,348
Office Depot, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . .              6,475     106,190
The Sherwin-Williams Co. . . . . . . . . . . . . . . . . . . . . . . . .                 75       3,029
Staples, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,675     106,134
Weight Watchers International, Inc.* . . . . . . . . . . . . . . . . . .              4,275     165,614
                                                                                           ------------
                                                                                                393,658
                                                                                           ------------

TEXTILES, APPAREL & LUXURY GOODS - 0.01%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) . . . . . . . . . . . .                 50       3,408
                                                                                           ------------
                                                                                              1,089,166
                                                                                           ------------

CONSUMER STAPLES - 3.82%
BEVERAGES - 0.04%
Allied Domecq plc (United Kingdom) . . . . . . . . . . . . . . . . . . .                200       1,620
Diageo plc (United Kingdom). . . . . . . . . . . . . . . . . . . . . . .                125       1,551
Interbrew S.A. (now known as InBev) (Belgium). . . . . . . . . . . . . .                150       4,535
Scottish & Newcastle plc (United Kingdom). . . . . . . . . . . . . . . .                225       1,634
                                                                                           ------------
                                                                                                  9,340
                                                                                           ------------

FOOD & STAPLES RETAILING - 0.73%
Carrefour S.A. (France). . . . . . . . . . . . . . . . . . . . . . . . .              2,575     122,681
The Kroger Co.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,475      54,905
Metro AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . .                 50       2,278
Tesco plc (United Kingdom) . . . . . . . . . . . . . . . . . . . . . . .                350       1,622
William Morrison Supermarkets plc (United Kingdom) . . . . . . . . . . .                425       1,400
                                                                                           ------------
                                                                                                182,886
                                                                                           ------------

FOOD PRODUCTS - 2.01%
American Italian Pasta Co. - Class A . . . . . . . . . . . . . . . . . .                 50       1,470
Associated British Foods plc (United Kingdom). . . . . . . . . . . . . .                150       1,720
Cadbury Schweppes plc (United Kingdom) . . . . . . . . . . . . . . . . .                675       5,533
Groupe Danone (France) . . . . . . . . . . . . . . . . . . . . . . . . .                 50       4,118
Nestle S.A. (Switzerland). . . . . . . . . . . . . . . . . . . . . . . .                575     146,814
Smithfield Foods, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .                 25         709
Unilever plc - ADR (United Kingdom). . . . . . . . . . . . . . . . . . .              9,589     343,766
                                                                                           ------------
                                                                                                504,130
                                                                                           ------------

HOUSEHOLD PRODUCTS - 0.63%
Henkel KGaA (Germany). . . . . . . . . . . . . . . . . . . . . . . . . .                 50       3,673
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .              2,225     142,556
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) . . . . . . . . . .                500       6,724
Rayovac Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 75       2,005
Reckitt Benckiser plc (United Kingdom) . . . . . . . . . . . . . . . . .                 75       2,054
                                                                                           ------------
                                                                                                157,012
                                                                                           ------------

PERSONAL PRODUCTS - 0.41%
Clarins S.A. (France). . . . . . . . . . . . . . . . . . . . . . . . . .                138       9,108
The Estee Lauder Companies, Inc. - Class A . . . . . . . . . . . . . . .              1,825      80,118
Shiseido Co. Ltd. (Japan). . . . . . . . . . . . . . . . . . . . . . . .              1,000      12,457
                                                                                           ------------
                                                                                                101,683
                                                                                           ------------
                                                                                                955,051
                                                                                           ------------

ENERGY - 4.21%
ENERGY EQUIPMENT & SERVICES - 3.49%
Atwood Oceanics, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .                125       4,832
Baker Hughes, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,075     164,223
Compagnie Generale de Geophysique S.A. (CGG)* (France) . . . . . . . . .                 50       2,614
Cooper Cameron Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . .              1,000      51,090
Helmerich & Payne, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .                175       4,431
National-Oilwell, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .                150       5,018
Newpark Resources, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .                450       2,745
Precision Drilling Corp.* (Canada) . . . . . . . . . . . . . . . . . . .                150       7,460
Pride International, Inc.* . . . . . . . . . . . . . . . . . . . . . . .                425       7,650
Schlumberger Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,475     352,152
Smedvig ASA - Class A (Norway) . . . . . . . . . . . . . . . . . . . . .                750       8,342
Transocean, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,425      97,270
Varco International, Inc.* . . . . . . . . . . . . . . . . . . . . . . .              3,350      80,970
Weatherford International Ltd.*. . . . . . . . . . . . . . . . . . . . .              1,800      84,204
                                                                                           ------------
                                                                                                873,001
                                                                                           ------------

OIL & GAS - 0.72%
Amerada Hess Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,800     150,030
BP plc (United Kingdom). . . . . . . . . . . . . . . . . . . . . . . . .                175       1,644
Eni S.p.A. (Italy) . . . . . . . . . . . . . . . . . . . . . . . . . . .                400       8,223
Forest Oil Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .                125       3,536
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil). . . . . . . . . . .                175       4,489
Shell Transport & Trading Co. plc (United Kingdom) . . . . . . . . . . .                250       1,814
Total S.A. (France). . . . . . . . . . . . . . . . . . . . . . . . . . .                 50       9,696
                                                                                           ------------
                                                                                                179,432
                                                                                           ------------
                                                                                              1,052,433
                                                                                           ------------

FINANCIALS - 1.32%
CAPITAL MARKETS - 0.39%
Deutsche Bank AG (Germany) . . . . . . . . . . . . . . . . . . . . . . .                 75       5,186
SEI Investments Co.. . . . . . . . . . . . . . . . . . . . . . . . . . .              3,000      92,010
                                                                                           ------------
                                                                                                 97,196
                                                                                           ------------

COMMERCIAL BANKS - 0.86%
Banca Intesa S.p.A. (Italy). . . . . . . . . . . . . . . . . . . . . . .              1,075       3,980
Banco BPI S.A. (Portugal). . . . . . . . . . . . . . . . . . . . . . . .                800       2,943
BNP Paribas S.A. (France). . . . . . . . . . . . . . . . . . . . . . . .                 50       2,908
Metropolitan Bank & Trust Co. (Philippines). . . . . . . . . . . . . . .              5,200       2,463
Societe Generale (France). . . . . . . . . . . . . . . . . . . . . . . .                 25       2,050
UniCredito Italiano S.p.A. (Italy) . . . . . . . . . . . . . . . . . . .                875       4,187
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,625     102,588
Wachovia Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,125      94,159
                                                                                           ------------
                                                                                                215,278
                                                                                           ------------

CONSUMER FINANCE - 0.00%**
MoneyGram International, Inc.* . . . . . . . . . . . . . . . . . . . . .                 75       1,402
                                                                                           ------------

INSURANCE - 0.06%
Allianz AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . .                 25       2,406
American Medical Security Group, Inc.* . . . . . . . . . . . . . . . . .                200       5,082
Assicurazioni Generali S.p.A. (Italy). . . . . . . . . . . . . . . . . .                150       3,962
Axa (France) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                200       4,104
                                                                                           ------------
                                                                                                 15,554
                                                                                           ------------

REAL ESTATE - 0.01%
SM Prime Holdings, Inc. (Philippines). . . . . . . . . . . . . . . . . .             20,100       2,156
                                                                                           ------------
                                                                                                331,586
                                                                                           ------------

HEALTH CARE - 4.94%
BIOTECHNOLOGY - 0.18%
BioMarin Pharmaceutical, Inc.* . . . . . . . . . . . . . . . . . . . . .              2,225      12,727
Ciphergen Biosystems, Inc.*. . . . . . . . . . . . . . . . . . . . . . .                700       2,870
Diversa Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                825       7,400
Enzon Pharmaceuticals, Inc.* . . . . . . . . . . . . . . . . . . . . . .                700       8,687
EXACT Sciences Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . .                750       3,622
Transkaryotic Therapies, Inc.* . . . . . . . . . . . . . . . . . . . . .                625       9,319
                                                                                           ------------
                                                                                                 44,625
                                                                                           ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.67%
Advanced Neuromodulation Systems, Inc.*. . . . . . . . . . . . . . . . .                500      16,025
Bruker BioSciences Corp.*. . . . . . . . . . . . . . . . . . . . . . . .                881       3,586
Cardiac Science, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .              5,125      10,250
Conceptus, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .                425       4,144
CTI Molecular Imaging, Inc.* . . . . . . . . . . . . . . . . . . . . . .                575       6,020
Millipore Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,425     127,773
                                                                                           ------------
                                                                                                167,798
                                                                                           ------------

HEALTH CARE PROVIDERS & SERVICES - 1.06%
Allscripts Healthcare Solutions, Inc.* . . . . . . . . . . . . . . . . .              1,350       9,490
American Healthways, Inc.* . . . . . . . . . . . . . . . . . . . . . . .                375      10,211
AmerisourceBergen Corp.. . . . . . . . . . . . . . . . . . . . . . . . .                100       5,406
CIGNA Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                100       6,201
HCA, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                150       5,798
McKesson Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                175       5,630
Odyssey Healthcare, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .                425       7,302
VistaCare, Inc. - Class A* . . . . . . . . . . . . . . . . . . . . . . .                325       6,000
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             25,775     209,809
                                                                                           ------------
                                                                                                265,847
                                                                                           ------------

PHARMACEUTICALS - 3.03%
AstraZeneca plc (United Kingdom) . . . . . . . . . . . . . . . . . . . .                 25       1,120
Aventis S.A. (now known as Sanofi-Aventis) (France). . . . . . . . . . .                 50       3,877
GlaxoSmithKline plc (United Kingdom) . . . . . . . . . . . . . . . . . .                 75       1,525
Novartis AG - ADR (Switzerland). . . . . . . . . . . . . . . . . . . . .              7,800     348,348
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                250       7,990
Schering AG (Germany). . . . . . . . . . . . . . . . . . . . . . . . . .                300      16,832
Schering-Plough Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .             19,300     375,578
Shire Pharmaceuticals Group plc* (United Kingdom). . . . . . . . . . . .                200       1,753
                                                                                           ------------
                                                                                                757,023
                                                                                           ------------
                                                                                              1,235,293
                                                                                           ------------

INDUSTRIALS - 1.15%
AEROSPACE & DEFENSE - 0.01%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil). . . . .                125       3,575
                                                                                           ------------

AIRLINES - 0.02%
Deutsche Lufthansa AG* (Germany) . . . . . . . . . . . . . . . . . . . .                225       2,656
SkyWest, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                125       1,766
                                                                                           ------------
                                                                                                  4,422
                                                                                           ------------

COMMERCIAL SERVICES & SUPPLIES - 0.05%
Aggreko plc (United Kingdom) . . . . . . . . . . . . . . . . . . . . . .              1,375       3,874
BWT AG (Austria) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                150       3,498
Quebecor World, Inc. (Canada). . . . . . . . . . . . . . . . . . . . . .                200       4,426
                                                                                           ------------
                                                                                                 11,798
                                                                                           ------------

CONSTRUCTION & ENGINEERING - 0.03%
Insituform Technologies, Inc. - Class A* . . . . . . . . . . . . . . . .                125       2,246
Koninklijke Boskalis Westminster N.V. (Netherlands). . . . . . . . . . .                236       6,083
                                                                                           ------------
                                                                                                  8,329
                                                                                           ------------

ELECTRICAL EQUIPMENT - 0.02%
Global Power Equipment Group, Inc.*. . . . . . . . . . . . . . . . . . .                300       2,103
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .                250       1,559
                                                                                           ------------
                                                                                                  3,662
                                                                                           ------------

INDUSTRIAL CONGLOMERATES - 0.03%
Siemens AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . .                100       6,996
                                                                                           ------------

MACHINERY - 0.56%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,650     118,198
Albany International Corp. - Class A . . . . . . . . . . . . . . . . . .                108       3,231
Lindsay Manufacturing Co.. . . . . . . . . . . . . . . . . . . . . . . .                125       3,016
MAN AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                125       4,628
Tomra Systems ASA (Norway) . . . . . . . . . . . . . . . . . . . . . . .              1,775       6,530
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                225       4,095
                                                                                           ------------
                                                                                                139,698
                                                                                           ------------

ROAD & RAIL - 0.42%
Central Freight Lines, Inc.* . . . . . . . . . . . . . . . . . . . . . .                275       2,090
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,150      98,595
Kansas City Southern*. . . . . . . . . . . . . . . . . . . . . . . . . .                325       4,751
                                                                                           ------------
                                                                                                105,436
                                                                                           ------------

TRANSPORTATION INFRASTRUCTURE - 0.01%
Brisa-Auto Estradas de Portugal S.A. (Portugal) . . . . .. . . . . . . .                400       2,832
                                                                                           ------------
                                                                                                286,748
                                                                                           ------------

INFORMATION TECHNOLOGY - 0.72%
COMMUNICATIONS EQUIPMENT - 0.02%
Nokia Oyj - ADR (Finland). . . . . . . . . . . . . . . . . . . . . . . .                300       3,486
                                                                                           ------------

COMPUTERS & PERIPHERALS - 0.02%
Sigma Designs, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . .                275       1,719
Stratasys, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .                100       2,624
                                                                                           ------------
                                                                                                  4,343
                                                                                           ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.12%
Digital Theater Systems, Inc.* . . . . . . . . . . . . . . . . . . . . .                100       2,315
Fargo Electronics* . . . . . . . . . . . . . . . . . . . . . . . . . . .                175       1,564
Mettler-Toledo International, Inc.* (Switzerland). . . . . . . . . . . .                175       7,298
Thermo Electron Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .                250       6,430
Varian, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                350      13,265
                                                                                           ------------
                                                                                                 30,872
                                                                                           ------------

IT SERVICES - 0.48%
The BISYS Group, Inc.*1. . . . . . . . . . . . . . . . . . . . . . . . .                150       2,048
First Data Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,575     114,871
SAP AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 25       4,006
                                                                                           ------------
                                                                                                120,925
                                                                                           ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.05%
Brooks Automation, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .                300       4,323
Cabot Microelectronics Corp.*. . . . . . . . . . . . . . . . . . . . . .                 75       2,662
Cymer, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                100       2,864
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) . . . . . . .                427       3,040
                                                                                           ------------
                                                                                                 12,889
                                                                                           ------------

SOFTWARE - 0.03%
Amdocs Ltd.* (Guernsey). . . . . . . . . . . . . . . . . . . . . . . . .                125       2,712
Sammy Corp. (Japan). . . . . . . . . . . . . . . . . . . . . . . . . . .                100       4,938
                                                                                           ------------
                                                                                                  7,650
                                                                                           ------------
                                                                                                180,165
                                                                                           ------------

MATERIALS - 0.62%
CHEMICALS - 0.33%
Bayer AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . .                175       4,645
L'Air Liquide S.A. (France). . . . . . . . . . . . . . . . . . . . . . .                 27       4,366
Lonza Group AG (Switzerland) . . . . . . . . . . . . . . . . . . . . . .                425      18,766
Minerals Technologies, Inc.. . . . . . . . . . . . . . . . . . . . . . .                975      54,473
                                                                                           ------------
                                                                                                 82,250
                                                                                           ------------

PAPER & FOREST PRODUCTS - 0.29%
Aracruz Celulose S.A. - ADR (Brazil) . . . . . . . . . . . . . . . . . .              2,025      70,065
Bowater, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 75       2,797
                                                                                           ------------
                                                                                                 72,862
                                                                                           ------------
                                                                                                155,112
                                                                                           ------------

TELECOMMUNICATION SERVICES - 0.67%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.05%
Deutsche Telekom AG* (Germany) . . . . . . . . . . . . . . . . . . . . .                150       2,507
Philippine Long Distance Telephone Co.* (Philippines). . . . . . . . . .                 50       1,117
PT Telekomunikasi Indonesia - ADR (Indonesia). . . . . . . . . . . . . .                275       4,678
Telecom Italia S.p.A. (Italy). . . . . . . . . . . . . . . . . . . . . .              1,732       5,133
                                                                                           ------------
                                                                                                 13,435
                                                                                           ------------

WIRELESS TELECOMMUNICATION SERVICES - 0.62%
Globe Telecom, Inc. (Philippines)  . . . . . . . . . . . . . . . . . . .                 75       1,146
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy). . . . . . . . . . . . . .                825       4,384
Vodafone Group plc - ADR (United Kingdom). . . . . . . . . . . . . . . .              6,825     148,307
                                                                                           ------------
                                                                                                153,837
                                                                                           ------------
                                                                                                167,272
                                                                                           ------------

UTILITIES - 0.59%
ELECTRIC UTILITIES - 0.55%
Allegheny Energy, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .              8,475     125,769
E.ON AG (Germany)  . . . . . . . . . . . . . . . . . . . . . . . . . . .                100       7,093
Infrasource Services, Inc.*. . . . . . . . . . . . . . . . . . . . . . .                175       1,802
Korea Electric Power Corp. (KEPCO) - ADR (South Korea) . . . . . . . . .                275       2,549
                                                                                           ------------
                                                                                                137,213
                                                                                           ------------

MULTI-UTILITIES & UNREGULATED POWER - 0.04%
International Power plc* (United Kingdom)  . . . . . . . . . . . . . . .                650       1,737
National Grid Transco plc (United Kingdom) . . . . . . . . . . . . . . .                200       1,585
RWE AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                150       7,312
                                                                                           ------------
                                                                                                 10,634
                                                                                           ------------
                                                                                                147,847
                                                                                           ------------

TOTAL COMMON STOCKS
(Identified Cost $5,047,046) . . . . . . . . . . . . . . . . . . . . . .                      5,600,673
                                                                                           ------------

UNIT INVESTMENT TRUSTS - 0.07%
Nasdaq-100 Index Tracking Stock. . . . . . . . . . . . . . . . . . . . .                225       7,843
Standard & Poor's Depositary Receipts Trust Series 1 . . . . . . . . . .                 75       8,311
                                                                                           ------------

TOTAL UNIT INVESTMENT TRUSTS
(Identified Cost $16,283). . . . . . . . . . . . . . . . . . . . . . . .                         16,154
                                                                                           ------------

U.S. TREASURY SECURITIES - 70.27%
U.S. TREASURY BONDS - 11.54%
U.S. Treasury Bond, 6.875%, 8/15/2025. . . . . . . . . . . . . . . . . .  $         170,000     204,764
U.S. Treasury Bond, 5.50%, 8/15/2028 . . . . . . . . . . . . . . . . . .          2,610,000   2,680,347
                                                                                           ------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $2,838,517) . . . . . . . . . . . . . . . . . . . . . .                      2,885,111
                                                                                           ------------

U.S. TREASURY NOTES - 58.73%
U.S. Treasury Note, 1.625%, 4/30/2005. . . . . . . . . . . . . . . . . .          1,365,000   1,362,121
U.S. Treasury Note, 6.50%, 5/15/2005 . . . . . . . . . . . . . . . . . .            625,000     646,948
U.S. Treasury Note, 1.50%, 7/31/2005 . . . . . . . . . . . . . . . . . .            600,000     596,648
U.S. Treasury Note, 1.625%, 9/30/2005. . . . . . . . . . . . . . . . . .          1,600,000   1,590,187
U.S. Treasury Note, 1.875%, 12/31/2005 . . . . . . . . . . . . . . . . .            500,000     496,660
U.S. Treasury Note, 5.625%, 2/15/2006. . . . . . . . . . . . . . . . . .             10,000      10,487
U.S. Treasury Note, 1.50%, 3/31/2006 . . . . . . . . . . . . . . . . . .          2,700,000   2,656,652
U.S. Treasury Note, 7.00%, 7/15/2006 . . . . . . . . . . . . . . . . . .             25,000      27,044
U.S. Treasury Note, 6.50%, 10/15/2006. . . . . . . . . . . . . . . . . .             15,000      16,178
U.S. Treasury Note, 3.50%, 11/15/2006. . . . . . . . . . . . . . . . . .            700,000     710,282
U.S. Treasury Note, 4.375%, 5/15/2007. . . . . . . . . . . . . . . . . .            500,000     517,891
U.S. Treasury Note, 6.625%, 5/15/2007. . . . . . . . . . . . . . . . . .             35,000      38,336
U.S. Treasury Note, 3.25%, 8/15/2007 . . . . . . . . . . . . . . . . . .          1,050,000   1,054,307
U.S. Treasury Note, 6.125%, 8/15/2007. . . . . . . . . . . . . . . . . .             15,000      16,290
U.S. Treasury Note, 3.00%, 2/15/2008 . . . . . . . . . . . . . . . . . .            400,000     396,250
U.S. Treasury Note, 5.50%, 2/15/2008 . . . . . . . . . . . . . . . . . .             90,000      96,595
U.S. Treasury Note, 5.625%, 5/15/2008. . . . . . . . . . . . . . . . . .             10,000      10,795
U.S. Treasury Note, 3.25%, 8/15/2008 . . . . . . . . . . . . . . . . . .            600,000     595,523
U.S. Treasury Note, 4.75%, 11/15/2008. . . . . . . . . . . . . . . . . .            795,000     833,632
Interest Stripped - Principal Payment, 2/15/2009 . . . . . . . . . . . .             17,000      14,383
U.S. Treasury Note, 6.00%, 8/15/2009 . . . . . . . . . . . . . . . . . .            450,000     496,846
U.S. Treasury Note, 5.00%, 2/15/2011 . . . . . . . . . . . . . . . . . .          1,000,000   1,054,727
U.S. Treasury Note, 3.625%, 5/15/2013. . . . . . . . . . . . . . . . . .          1,525,000   1,443,865
                                                                                           ------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $14,596,163). . . . . . . . . . . . . . . . . . . . . .                     14,682,647
                                                                                           ------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $17,434,680). . . . . . . . . . . . . . . . . . . . . .                     17,567,758
                                                                                           ------------

U.S. GOVERNMENT AGENCIES - 1.59%
MORTGAGE BACKED SECURITIES - 1.46%
GNMA, Pool #365225, 9.00%, 11/15/2024. . . . . . . . . . . . . . . . . .              2,247       2,473
GNMA, Pool #398655, 6.50%, 5/15/2026 . . . . . . . . . . . . . . . . . .              5,765       6,036
GNMA, Pool #452826, 9.00%, 1/15/2028 . . . . . . . . . . . . . . . . . .              8,959       9,859
GNMA, Pool #460820, 6.00%, 6/15/2028 . . . . . . . . . . . . . . . . . .             25,496      26,254
GNMA, Pool #458983, 6.00%, 1/15/2029 . . . . . . . . . . . . . . . . . .             77,101      79,393
GNMA, Pool #530481, 8.00%, 8/15/2030 . . . . . . . . . . . . . . . . . .             71,530      78,025
GNMA, Pool #577796, 6.00%, 1/15/2032 . . . . . . . . . . . . . . . . . .            158,230     162,935
                                                                                           ------------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $350,173) . . . . . . . . . . . . . . . . . . . . . . .                        364,975
                                                                                           ------------

OTHER AGENCIES - 0.13%
Fannie Mae, 3.50%, 9/15/2004 . . . . . . . . . . . . . . . . . . . . . .              5,000       5,011
Fannie Mae, 6.00%, 12/15/2005. . . . . . . . . . . . . . . . . . . . . .             10,000      10,464
Fannie Mae, 5.25%, 1/15/2009 . . . . . . . . . . . . . . . . . . . . . .             15,000      15,777
                                                                                           ------------

TOTAL OTHER AGENCIES
(Identified Cost $31,599). . . . . . . . . . . . . . . . . . . . . . . .                         31,252
                                                                                           ------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $381,772) . . . . . . . . . . . . . . . . . . . . . . .                        396,227
                                                                                           ------------

SHORT-TERM INVESTMENTS - 5.59%
Dreyfus Treasury Cash Management - Institutional Shares. . . . . . . . .            648,978     648,978
U.S. Treasury Bill, 9/16/2004. . . . . . . . . . . . . . . . . . . . . .  $         750,000     748,888
                                                                                           ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,397,866) . . . . . . . . . . . . . . . . . . . . . .                      1,397,866
                                                                                           ------------

TOTAL INVESTMENTS - 99.92%
(Identified Cost $24,277,647). . . . . . . . . . . . . . . . . . . . . .                     24,978,678

OTHER ASSETS, LESS LIABILITIES - 0.08% . . . . . . . . . . . . . . . . .                         20,486
                                                                                           ------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   $ 24,999,164
                                                                                           ============



*Non-income  producing  security
**Less than 0.01%
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent.
ADR  -  American  Depository  Receipt


Federal Tax Information:

On July 31, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $24,287,447

Unrealized appreciation. . . . . . .  $   823,225
Unrealized depreciation. . . . . . .     (131,994)
                                      ------------

Net unrealized appreciation. . . . .  $   691,231
                                      ============



For information regarding the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent semi-annual or annual financial statements.




INVESTMENT PORTFOLIO - JULY 31, 2004 (UNAUDITED)

                                                                               SHARES/
PRO-BLENDSM MODERATE TERM SERIES                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------  -----------------  -----------

COMMON STOCKS - 46.43%
CONSUMER DISCRETIONARY - 8.65%
AUTOMOBILES - 0.01%
Bayerische Motoren Werke AG (BMW) (Germany). . . . . . . . . . . . . . .                250  $   11,090
                                                                                           ------------

HOTELS, RESTAURANTS & LEISURE - 1.43%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             18,700     871,607
Club Mediterranee S.A.* (France) . . . . . . . . . . . . . . . . . . . .              8,750     384,479
The Hongkong & Shanghai Hotels Ltd. (Hong Kong). . . . . . . . . . . . .             21,000      13,731
International Speedway Corp. - Class A . . . . . . . . . . . . . . . . .                300      15,612
Mandarin Oriental International Ltd.* (Bermuda). . . . . . . . . . . . .             17,000       9,350
Shangri-La Asia Ltd. (Hong Kong) . . . . . . . . . . . . . . . . . . . .             38,000      35,565
                                                                                           ------------
                                                                                              1,330,344
                                                                                           ------------

HOUSEHOLD DURABLES - 0.95%
Corporacion GEO S.A. de C.V. - Series B* (Mexico). . . . . . . . . . . .             12,125      16,564
Interface, Inc. - Class A* . . . . . . . . . . . . . . . . . . . . . . .              2,950      24,544
Libbey, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                275       6,182
Newell Rubbermaid, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .             37,500     810,000
Sony Corp. - ADR (Japan) . . . . . . . . . . . . . . . . . . . . . . . .                750      25,987
                                                                                           ------------
                                                                                                883,277
                                                                                           ------------

LEISURE EQUIPMENT & PRODUCTS - 0.04%
Callaway Golf Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . .                475       5,225
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,350      24,529
K2, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                525       7,481
                                                                                           ------------
                                                                                                 37,235
                                                                                           ------------

MEDIA - 3.26%
Acme Communications, Inc.* . . . . . . . . . . . . . . . . . . . . . . .              4,750      30,875
Cablevision Systems New York Group - Class A*. . . . . . . . . . . . . .             31,625     552,489
Hearst-Argyle Television, Inc. - Class A . . . . . . . . . . . . . . . .                500      11,315
Impresa S.A. (SGPS)* (Portugal). . . . . . . . . . . . . . . . . . . . .              4,825      24,015
Insight Communications Co., Inc. - Class A*. . . . . . . . . . . . . . .              2,750      24,200
Media Capital S.A. (SGPS)* (Portugal). . . . . . . . . . . . . . . . . .              5,125      23,720
The News Corp. Ltd. - ADR (Australia). . . . . . . . . . . . . . . . . .              2,275      72,277
Pearson plc (United Kingdom) . . . . . . . . . . . . . . . . . . . . . .              2,875      32,267
PT Multimedia S.A. (SGPS) (Portugal) . . . . . . . . . . . . . . . . . .              1,100      23,658
Reed Elsevier plc - ADR (United Kingdom) . . . . . . . . . . . . . . . .              1,650      59,037
Scholastic Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .                675      18,569
Time Warner, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . .            125,325   2,086,661
VNU N.V. (Netherlands) . . . . . . . . . . . . . . . . . . . . . . . . .              1,800      47,499
Wolters Kluwer N.V. (Netherlands). . . . . . . . . . . . . . . . . . . .              1,175      19,748
                                                                                           ------------
                                                                                              3,026,330
                                                                                           ------------

MULTILINE RETAIL - 0.07%
Don Quijote Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . . . . .                300      16,757
KarstadtQuelle AG (Germany). . . . . . . . . . . . . . . . . . . . . . .                550      11,208
Organizacion Soriana S.A. de C.V. - Series B (Mexico). . . . . . . . . .             11,500      34,061
                                                                                           ------------
                                                                                                 62,026
                                                                                           ------------

SPECIALTY RETAIL - 2.84%
Douglas Holding AG (Germany) . . . . . . . . . . . . . . . . . . . . . .              2,250      64,919
Foot Locker, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .                750      16,875
KOMERI Co. Ltd. (Japan). . . . . . . . . . . . . . . . . . . . . . . . .                600      14,085
Office Depot, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . .             42,850     702,740
Staples, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             27,050     781,204
Weight Watchers International, Inc.* . . . . . . . . . . . . . . . . . .             27,175   1,052,759
                                                                                           ------------
                                                                                              2,632,582
                                                                                           ------------

TEXTILES, APPAREL & LUXURY GOODS - 0.05%
Hampshire Group Ltd.*. . . . . . . . . . . . . . . . . . . . . . . . . .                250       7,027
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) . . . . . . . . . . . .                400      27,266
Wolverine World Wide, Inc. . . . . . . . . . . . . . . . . . . . . . . .                375       8,767
                                                                                           ------------
                                                                                                 43,060
                                                                                           ------------
                                                                                              8,025,944
                                                                                           ------------

CONSUMER STAPLES - 8.56%
BEVERAGES - 0.11%
Allied Domecq plc (United Kingdom) . . . . . . . . . . . . . . . . . . .              1,900      15,392
Diageo plc (United Kingdom). . . . . . . . . . . . . . . . . . . . . . .              1,175      14,578
Grupo Modelo S.A. de C.V. - Series C (Mexico). . . . . . . . . . . . . .              6,025      14,915
Interbrew S.A. (now known as InBev) (Belgium). . . . . . . . . . . . . .              1,050      31,747
PepsiAmericas, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .                675      12,670
Scottish & Newcastle plc (United Kingdom). . . . . . . . . . . . . . . .              2,050      14,891
                                                                                           ------------
                                                                                                104,193
                                                                                           ------------

FOOD & STAPLES RETAILING - 1.49%
Carrefour S.A. (France). . . . . . . . . . . . . . . . . . . . . . . . .             17,575     837,329
The Kroger Co.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             31,850     503,230
Metro AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . .                325      14,808
Tesco plc (United Kingdom) . . . . . . . . . . . . . . . . . . . . . . .              3,400      15,753
William Morrison Supermarkets plc (United Kingdom) . . . . . . . . . . .              3,850      12,686
                                                                                           ------------
                                                                                              1,383,806
                                                                                           ------------

FOOD PRODUCTS - 4.96%
American Italian Pasta Co. - Class A . . . . . . . . . . . . . . . . . .                400      11,764
Associated British Foods plc (United Kingdom). . . . . . . . . . . . . .              1,375      15,770
Cadbury Schweppes plc (United Kingdom) . . . . . . . . . . . . . . . . .              4,975      40,779
Groupe Danone (France) . . . . . . . . . . . . . . . . . . . . . . . . .                200      16,470
Nestle S.A. (Switzerland). . . . . . . . . . . . . . . . . . . . . . . .              7,950   2,029,866
Smithfield Foods, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .                775      21,963
Unilever plc - ADR (United Kingdom). . . . . . . . . . . . . . . . . . .             68,848   2,468,201
                                                                                           ------------
                                                                                              4,604,813
                                                                                           ------------

HOUSEHOLD PRODUCTS - 1.27%
Henkel KGaA (Germany). . . . . . . . . . . . . . . . . . . . . . . . . .                325      23,873
Kao Corp. (Japan). . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,000      24,825
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .             16,050   1,028,324
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) . . . . . . . . . .              4,750      63,880
Rayovac Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                800      21,384
Reckitt Benckiser plc (United Kingdom) . . . . . . . . . . . . . . . . .                575      15,744
                                                                                           ------------
                                                                                              1,178,030
                                                                                           ------------

PERSONAL PRODUCTS - 0.73%
Clarins S.A. (France). . . . . . . . . . . . . . . . . . . . . . . . . .              1,250      82,501
The Estee Lauder Companies, Inc. - Class A . . . . . . . . . . . . . . .             12,625     554,237
Shiseido Co. Ltd. (Japan). . . . . . . . . . . . . . . . . . . . . . . .              3,000      37,372
                                                                                           ------------
                                                                                                674,110
                                                                                           ------------
                                                                                              7,944,952
                                                                                           ------------

ENERGY - 8.50%
ENERGY EQUIPMENT & SERVICES - 7.14%
Atwood Oceanics, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .              1,250      48,325
Baker Hughes, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .             28,750   1,158,625
Compagnie Generale de Geophysique S.A. (CGG)* (France) . . . . . . . . .                350      18,299
Cooper Cameron Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . .              7,900     403,611
Helmerich & Payne, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .              1,475      37,347
National-Oilwell, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .              1,625      54,356
Newpark Resources, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .              4,550      27,755
Precision Drilling Corp.* (Canada) . . . . . . . . . . . . . . . . . . .                950      47,243
Pride International, Inc.* . . . . . . . . . . . . . . . . . . . . . . .              4,225      76,050
Schlumberger Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . .             40,025   2,574,408
Smedvig ASA - Class A (Norway) . . . . . . . . . . . . . . . . . . . . .              5,325      59,230
Transocean, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .             24,350     691,540
Varco International, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             28,300     684,011
Weatherford International Ltd.*. . . . . . . . . . . . . . . . . . . . .             15,900     743,802
                                                                                           ------------
                                                                                              6,624,602
                                                                                           ------------

OIL & GAS - 1.36%
Amerada Hess Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .             12,225   1,018,954
BP plc (United Kingdom). . . . . . . . . . . . . . . . . . . . . . . . .              1,775      16,674
Eni S.p.A. (Italy) . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,475      71,438
Forest Oil Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,200      33,948
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil). . . . . . . . . . .              1,350      34,628
Shell Transport & Trading Co. plc (United Kingdom) . . . . . . . . . . .              2,200      15,960
Total S.A. (France). . . . . . . . . . . . . . . . . . . . . . . . . . .                350      67,870
                                                                                           ------------
                                                                                              1,259,472
                                                                                           ------------
                                                                                              7,884,074
                                                                                           ------------

FINANCIALS - 3.51%
CAPITAL MARKETS - 0.77%
Deutsche Bank AG (Germany) . . . . . . . . . . . . . . . . . . . . . . .                475      32,847
SEI Investments Co.. . . . . . . . . . . . . . . . . . . . . . . . . . .             22,200     680,874
                                                                                           ------------
                                                                                                713,721
                                                                                           ------------

COMMERCIAL BANKS - 2.43%
Banca Intesa S.p.A. (Italy). . . . . . . . . . . . . . . . . . . . . . .              6,423      23,783
Banco BPI S.A. (Portugal). . . . . . . . . . . . . . . . . . . . . . . .              5,475      20,141
Banco Espirito Santo S.A. (BES) (Portugal) . . . . . . . . . . . . . . .                975      15,883
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany). . . . . . . .              1,200      19,288
BNP Paribas S.A. (France). . . . . . . . . . . . . . . . . . . . . . . .                350      20,357
Commerzbank AG* (Germany)  . . . . . . . . . . . . . . . . . . . . . . .              1,000      17,071
Metropolitan Bank & Trust Co. (Philippines). . . . . . . . . . . . . . .             48,700      23,070
PNC Financial Services Group . . . . . . . . . . . . . . . . . . . . . .             13,200     667,920
Societe Generale (France). . . . . . . . . . . . . . . . . . . . . . . .                150      12,299
UniCredito Italiano S.p.A. (Italy) . . . . . . . . . . . . . . . . . . .              6,225      29,785
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             25,600     724,480
Wachovia Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             15,275     676,835
                                                                                           ------------
                                                                                              2,250,912
                                                                                           ------------

CONSUMER FINANCE - 0.03%
MoneyGram International, Inc.* . . . . . . . . . . . . . . . . . . . . .                725      13,557
Takefuji Corp. (Japan) . . . . . . . . . . . . . . . . . . . . . . . . .                230      16,550
                                                                                           ------------
                                                                                                 30,107
                                                                                           ------------

DIVERSIFIED FINANCIAL SERVICES - 0.10%
ING Groep N.V. (Netherlands) . . . . . . . . . . . . . . . . . . . . . .                900      20,861
Principal Financial Group, Inc.. . . . . . . . . . . . . . . . . . . . .              2,200      74,778
                                                                                           ------------
                                                                                                 95,639
                                                                                           ------------

INSURANCE - 0.15%
Allianz AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . .                150      14,435
American Medical Security Group, Inc.* . . . . . . . . . . . . . . . . .              2,000      50,820
Assicurazioni Generali S.p.A. (Italy). . . . . . . . . . . . . . . . . .              1,100      29,054
Axa (France) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,400      28,730
Muenchener Rueckver AG (Germany) . . . . . . . . . . . . . . . . . . . .                150      14,408
                                                                                           ------------
                                                                                                137,447
                                                                                           ------------

REAL ESTATE - 0.02%
SM Prime Holdings, Inc. (Philippines). . . . . . . . . . . . . . . . . .            190,150      20,395
                                                                                           ------------

THRIFTS & MORTGAGE FINANCE - 0.01%
Hypo Real Estate Holding AG* (Germany) . . . . . . . . . . . . . . . . .                156       4,839
                                                                                           ------------
                                                                                              3,253,060
                                                                                           ------------

HEALTH CARE - 9.76%
BIOTECHNOLOGY - 0.38%
BioMarin Pharmaceutical, Inc.* . . . . . . . . . . . . . . . . . . . . .             23,850     136,422
Ciphergen Biosystems, Inc.*. . . . . . . . . . . . . . . . . . . . . . .              6,225      25,522
Enzon Pharmaceuticals, Inc.* . . . . . . . . . . . . . . . . . . . . . .              6,575      81,596
Transkaryotic Therapies, Inc.* . . . . . . . . . . . . . . . . . . . . .              7,450     111,080
                                                                                           ------------
                                                                                                354,620
                                                                                           ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.46%
Advanced Neuromodulation Systems, Inc.*. . . . . . . . . . . . . . . . .              4,450     142,622
Bruker BioSciences Corp.*. . . . . . . . . . . . . . . . . . . . . . . .              9,629      39,190
Cardiac Science, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .             56,325     112,650
Conceptus, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,875      47,531
CTI Molecular Imaging, Inc.* . . . . . . . . . . . . . . . . . . . . . .              6,025      63,082
Millipore Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .             17,925     944,468
                                                                                           ------------
                                                                                              1,349,543
                                                                                           ------------

HEALTH CARE PROVIDERS & SERVICES - 2.20%
Allscripts Healthcare Solutions, Inc.* . . . . . . . . . . . . . . . . .             15,825     111,250
American Healthways, Inc.* . . . . . . . . . . . . . . . . . . . . . . .              3,400      92,582
AmerisourceBergen Corp.. . . . . . . . . . . . . . . . . . . . . . . . .                875      47,302
CIGNA Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,225      75,962
HCA, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,300      50,245
McKesson Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,575      50,668
Odyssey Healthcare, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .              4,375      75,162
VistaCare, Inc. - Class A* . . . . . . . . . . . . . . . . . . . . . . .              3,125      57,688
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            181,400   1,476,596
                                                                                           ------------
                                                                                              2,037,455
                                                                                           ------------

PHARMACEUTICALS - 5.72%
AstraZeneca plc (United Kingdom) . . . . . . . . . . . . . . . . . . . .                350      15,681
Aventis S.A. (now known as Sanofi-Aventis) (France)  . . . . . . . . . .                325      25,201
GlaxoSmithKline plc (United Kingdom) . . . . . . . . . . . . . . . . . .                750      15,251
Novartis AG - ADR (Switzerland). . . . . . . . . . . . . . . . . . . . .             54,950   2,454,067
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,275      72,709
Schering AG (Germany)) . . . . . . . . . . . . . . . . . . . . . . . . .              2,750     154,293
Schering-Plough Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .            130,450   2,538,557
Shire Pharmaceuticals Group plc* (United Kingdom). . . . . . . . . . . .              1,750      15,340
Takeda Pharmaceutical Co. Ltd. (Japan) . . . . . . . . . . . . . . . . .                400      18,744
                                                                                           ------------
                                                                                              5,309,843
                                                                                           ------------
                                                                                              9,051,461
                                                                                           ------------

INDUSTRIALS - 2.27%
AEROSPACE & DEFENSE - 0.03%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil). . . . .                950      27,170
                                                                                           ------------

AIRLINES - 0.04%
Deutsche Lufthansa AG* (Germany) . . . . . . . . . . . . . . . . . . . .              1,575      18,594
SkyWest, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,250      17,662
                                                                                           ------------
                                                                                                 36,256
                                                                                           ------------

COMMERCIAL SERVICES & SUPPLIES - 0.11%
Aggreko plc (United Kingdom) . . . . . . . . . . . . . . . . . . . . . .             12,000      33,807
BWT AG (Austria) . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,225      28,570
Quebecor World, Inc. (Canada). . . . . . . . . . . . . . . . . . . . . .              1,975      43,707
                                                                                           ------------
                                                                                                106,084
                                                                                           ------------

CONSTRUCTION & ENGINEERING - 0.10%
Hochtief AG (Germany). . . . . . . . . . . . . . . . . . . . . . . . . .                575      13,321
Insituform Technologies, Inc. - Class A* . . . . . . . . . . . . . . . .              1,175      21,115
Koninklijke Boskalis Westminster N.V. (Netherlands). . . . . . . . . . .              2,208      56,912
                                                                                           ------------
                                                                                                 91,348
                                                                                           ------------

ELECTRICAL EQUIPMENT - 0.03%
Global Power Equipment Group, Inc.*. . . . . . . . . . . . . . . . . . .              2,675      18,752
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,100      13,093
                                                                                           ------------
                                                                                                 31,845
                                                                                           ------------

INDUSTRIAL CONGLOMERATES - 0.09%
Siemens AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . .                875      61,212
Sonae S.A. (SGPS) (Portugal) . . . . . . . . . . . . . . . . . . . . . .             19,025      19,670
                                                                                           ------------
                                                                                                 80,882
                                                                                           ------------

MACHINERY - 1.02%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             35,875     750,505
Albany International Corp. - Class A . . . . . . . . . . . . . . . . . .                900      26,928
FANUC Ltd. (Japan) . . . . . . . . . . . . . . . . . . . . . . . . . . .                200      11,549
Lindsay Manufacturing Co.. . . . . . . . . . . . . . . . . . . . . . . .              1,075      25,940
MAN AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                950      35,176
Tomra Systems ASA (Norway) . . . . . . . . . . . . . . . . . . . . . . .             16,775      61,718
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,125      38,675
                                                                                           ------------
                                                                                                950,491
                                                                                           ------------

ROAD & RAIL - 0.83%
Central Freight Lines, Inc.* . . . . . . . . . . . . . . . . . . . . . .              2,575      19,570
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             22,450     702,685
Kansas City Southern*. . . . . . . . . . . . . . . . . . . . . . . . . .              3,125      45,688
                                                                                           ------------
                                                                                                767,943
                                                                                           ------------

TRANSPORTATION INFRASTRUCTURE - 0.02%
Brisa-Auto Estradas de Portugal S.A. (Portugal). . . . . . . . . . . . .              2,625      18,588
                                                                                           ------------
                                                                                              2,110,607
                                                                                           ------------

INFORMATION TECHNOLOGY - 1.57%
COMMUNICATIONS EQUIPMENT - 0.03%
Nokia Oyj - ADR (Finland). . . . . . . . . . . . . . . . . . . . . . . .              2,875      33,407
                                                                                           ------------

COMPUTERS & PERIPHERALS - 0.04%
Sigma Designs, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . .              2,500      15,625
Stratasys, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .                825      21,648
                                                                                           ------------
                                                                                                 37,273
                                                                                           ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.39%
Digital Theater Systems, Inc.* . . . . . . . . . . . . . . . . . . . . .                825      19,099
Fargo Electronics* . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,100      36,650
KEYENCE Corp. (Japan). . . . . . . . . . . . . . . . . . . . . . . . . .                100      21,191
Mabuchi Motor Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . . . .                200      14,157
Mettler-Toledo International, Inc.* (Switzerland). . . . . . . . . . . .              2,100      87,570
Thermo Electron Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .              2,725      70,087
Varian, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,000     113,700
                                                                                           ------------
                                                                                                362,454
                                                                                           ------------

IT SERVICES - 0.88%
The BISYS Group, Inc.*1. . . . . . . . . . . . . . . . . . . . . . . . .              1,325      18,086
First Data Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             16,650     742,757
SAP AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                325      52,082
                                                                                           ------------
                                                                                                812,925
                                                                                           ------------

OFFICE ELECTRONICS - 0.05%
Canon, Inc. (Japan). . . . . . . . . . . . . . . . . . . . . . . . . . .              1,000      48,930
                                                                                           ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.13%
Brooks Automation, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .              3,125      45,031
Cabot Microelectronics Corp.*. . . . . . . . . . . . . . . . . . . . . .                650      23,068
Cymer, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                925      26,492
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) . . . . . . .              3,222      22,941
                                                                                           ------------
                                                                                                117,532
                                                                                           ------------

SOFTWARE - 0.05%
Amdocs Ltd.* (Guernsey)  . . . . . . . . . . . . . . . . . . . . . . . .                875      18,987
Sammy Corp. (Japan)  . . . . . . . . . . . . . . . . . . . . . . . . . .                600      29,628
                                                                                           ------------
                                                                                                 48,615
                                                                                           ------------
                                                                                              1,461,136
                                                                                           ------------

MATERIALS - 1.06%
CHEMICALS - 0.54%
Bayer AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,050      27,872
Cabot Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                275      10,472
Degussa AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . .                225       7,439
L'Air Liquide S.A. (France). . . . . . . . . . . . . . . . . . . . . . .                165      26,680
Linde AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . .                250      13,489
Lonza Group AG (Switzerland) . . . . . . . . . . . . . . . . . . . . . .              3,550     156,752
Minerals Technologies, Inc.. . . . . . . . . . . . . . . . . . . . . . .              4,600     257,002
                                                                                           ------------
                                                                                                499,706
                                                                                           ------------

PAPER & FOREST PRODUCTS - 0.52%
Aracruz Celulose S.A. - ADR (Brazil) . . . . . . . . . . . . . . . . . .             13,075     452,395
Bowater, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                850      31,705
                                                                                           ------------
                                                                                                484,100
                                                                                           ------------
                                                                                                983,806
                                                                                           ------------

TELECOMMUNICATION SERVICES - 1.35%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.16%
D&E Communications, Inc. . . . . . . . . . . . . . . . . . . . . . . . .              1,100      12,199
Deutsche Telekom AG* (Germany) . . . . . . . . . . . . . . . . . . . . .              2,225      37,181
Philippine Long Distance Telephone Co.* (Philippines). . . . . . . . . .                550      12,290
PT Telekomunikasi Indonesia - ADR (Indonesia). . . . . . . . . . . . . .              2,025      34,445
Telecom Italia S.p.A. (Italy)  . . . . . . . . . . . . . . . . . . . . .             12,378      36,681
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico) . . . . . . . .                475      14,668
                                                                                           ------------
                                                                                                147,464
                                                                                           ------------

WIRELESS TELECOMMUNICATION SERVICES - 1.19%
Globe Telecom, Inc. (Philippines). . . . . . . . . . . . . . . . . . . .                700      10,699
Maxis Communications Berhad (Malaysia) . . . . . . . . . . . . . . . . .              8,000      18,529
NTT DoCoMo, Inc. (Japan) . . . . . . . . . . . . . . . . . . . . . . . .                 25      43,623
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy). . . . . . . . . . . . . .              5,975      31,749
Vodafone Group plc - ADR (United Kingdom)  . . . . . . . . . . . . . . .             45,825     995,777
                                                                                           ------------
                                                                                              1,100,377
                                                                                           ------------
                                                                                              1,247,841
                                                                                           ------------

UTILITIES - 1.20%
ELECTRIC UTILITIES - 1.08%
Allegheny Energy, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .             60,650     900,046
E.ON AG (Germany)  . . . . . . . . . . . . . . . . . . . . . . . . . . .                875      62,064
Infrasource Services, Inc.*. . . . . . . . . . . . . . . . . . . . . . .              1,550      15,965
Korea Electric Power Corp. (KEPCO) - ADR (South Korea) . . . . . . . . .              2,200      20,394
                                                                                           ------------
                                                                                                998,469
                                                                                           ------------

MULTI-UTILITIES & UNREGULATED POWER - 0.12%
International Power plc* (United Kingdom)  . . . . . . . . . . . . . . .             10,125      27,050
National Grid Transco plc (United Kingdom) . . . . . . . . . . . . . . .              1,975      15,649
RWE AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,175      57,280
Suez S.A. (France) . . . . . . . . . . . . . . . . . . . . . . . . . . .                550      10,857
                                                                                           ------------
                                                                                                110,836
                                                                                           ------------
                                                                                              1,109,305
                                                                                           ------------

TOTAL COMMON STOCKS
(Identified Cost $40,176,593). . . . . . . . . . . . . . . . . . . . . .                     43,072,186
                                                                                           ------------

UNIT INVESTMENT TRUSTS - 0.17%
Nasdaq-100 Index Tracking Stock. . . . . . . . . . . . . . . . . . . . .              2,175      75,820
Standard & Poor's Depositary Receipts Trust Series 1 . . . . . . . . . .                775      85,878
                                                                                           ------------

TOTAL UNIT INVESTMENT TRUSTS
(Identified Cost $163,495) . . . . . . . . . . . . . . . . . . . . . . .              2,950     161,698
                                                                                           ------------

U.S. TREASURY SECURITIES - 43.83%
U.S. TREASURY BONDS - 12.05%
U.S. Treasury Bond, 7.25%, 8/15/2022 . . . . . . . . . . . . . . . . . .  $         390,000     483,615
U.S. Treasury Bond, 6.25%, 8/15/2023 . . . . . . . . . . . . . . . . . .             10,000      11,216
U.S. Treasury Bond, 7.50%, 11/15/2024. . . . . . . . . . . . . . . . . .          1,480,000   1,897,406
U.S. Treasury Bond, 5.50%, 8/15/2028 . . . . . . . . . . . . . . . . . .          8,555,000   8,785,583
                                                                                           ------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $10,656,154). . . . . . . . . . . . . . . . . . . . . .                     11,177,820
                                                                                           ------------

U.S. TREASURY NOTES - 31.78%
U.S. Treasury Note, 2.125%, 10/31/2004 . . . . . . . . . . . . . . . . .          1,700,000   1,702,723
U.S. Treasury Note, 5.875%, 11/15/2004 . . . . . . . . . . . . . . . . .             10,000      10,123
U.S. Treasury Note, 1.625%, 4/30/2005. . . . . . . . . . . . . . . . . .          4,320,000   4,310,889
U.S. Treasury Note, 6.50%, 5/15/2005 . . . . . . . . . . . . . . . . . .            355,000     367,467
U.S. Treasury Note, 1.625%, 9/30/2005. . . . . . . . . . . . . . . . . .          4,000,000   3,975,468
U.S. Treasury Note, 5.75%, 11/15/2005. . . . . . . . . . . . . . . . . .          3,435,000   3,585,415
U.S. Treasury Note, 5.875%, 11/15/2005 . . . . . . . . . . . . . . . . .              5,000       5,227
U.S. Treasury Note, 1.875%, 12/31/2005 . . . . . . . . . . . . . . . . .          7,000,000   6,953,240
U.S. Treasury Note, 4.625%, 5/15/2006. . . . . . . . . . . . . . . . . .             75,000      77,666
U.S. Treasury Note, 6.50%, 10/15/2006. . . . . . . . . . . . . . . . . .              5,000       5,393
U.S. Treasury Note, 3.50%, 11/15/2006. . . . . . . . . . . . . . . . . .          1,500,000   1,522,032
U.S. Treasury Note, 3.25%, 8/15/2007 . . . . . . . . . . . . . . . . . .          1,000,000   1,004,102
U.S. Treasury Note, 6.125%, 8/15/2007. . . . . . . . . . . . . . . . . .              5,000       5,430
U.S. Treasury Note, 5.625%, 5/15/2008. . . . . . . . . . . . . . . . . .              5,000       5,397
U.S. Treasury Note, 3.25%, 8/15/2008 . . . . . . . . . . . . . . . . . .          6,000,000   5,955,234
                                                                                           ------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $29,430,110). . . . . . . . . . . . . . . . . . . . . .                     29,485,806
                                                                                           ------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $40,086,264). . . . . . . . . . . . . . . . . . . . . .                     40,663,626
                                                                                           ------------

U.S. GOVERNMENT AGENCIES - 1.14%
MORTGAGE BACKED SECURITIES - 0.00%**
GNMA, Pool #286310, 9.00%, 2/15/2020 . . . . . . . . . . . . . . . . . .              3,247       3,573
GNMA, Pool #288873, 9.50%, 8/15/2020 . . . . . . . . . . . . . . . . . .                392         442
                                                                                           ------------

TOTAL MORTGAGE BACKED SECURITIES
(Identified Cost $3,797) . . . . . . . . . . . . . . . . . . . . . . . .                          4,015
                                                                                           ------------

OTHER AGENCIES - 1.14%
Fannie Mae, 3.50%, 9/15/2004 . . . . . . . . . . . . . . . . . . . . . .            970,000     972,192
Fannie Mae, 5.50%, 2/15/2006 . . . . . . . . . . . . . . . . . . . . . .              5,000       5,215
Fannie Mae, 4.25%, 7/15/2007 . . . . . . . . . . . . . . . . . . . . . .              5,000       5,122
Fannie Mae, 5.75%, 2/15/2008 . . . . . . . . . . . . . . . . . . . . . .             55,000      58,781
Fannie Mae, 5.25%, 1/15/2009 . . . . . . . . . . . . . . . . . . . . . .              5,000       5,259
Fannie Mae, 6.375%, 6/15/2009. . . . . . . . . . . . . . . . . . . . . .             10,000      11,010
                                                                                           ------------

TOTAL OTHER AGENCIES
(Identified Cost $1,054,862) . . . . . . . . . . . . . . . . . . . . . .                      1,057,579
                                                                                           ------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $1,058,659) . . . . . . . . . . . . . . . . . . . . . .                      1,061,594
                                                                                           ------------

SHORT-TERM INVESTMENTS - 6.89%
Dreyfus Treasury Cash Management - Institutional Shares. . . . . . . . .            897,561     897,561
Fannie Mae Discount Note, 9/13/2004. . . . . . . . . . . . . . . . . . .  $       4,000,000   3,993,693
U.S. Treasury Bill, 9/16/2004  . . . . . . . . . . . . . . . . . . . . .          1,500,000   1,497,786
                                                                                           ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,389,040) . . . . . . . . . . . . . . . . . . . . . .                      6,389,040
                                                                                           ------------

TOTAL INVESTMENTS - 98.46%
(Identified Cost $87,874,051). . . . . . . . . . . . . . . . . . . . . .                     91,348,144

OTHER ASSETS, LESS LIABILITIES - 1.54% . . . . . . . . . . . . . . . . .                      1,428,188
                                                                                           ------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   $ 92,776,332
                                                                                           ============



*Non-income  producing  security
**Less  than  0.01%
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent.
ADR  -  American  Depository  Receipt


Federal Tax Information:

On July 31, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $87,878,537

Unrealized appreciation. . . . . . .  $ 4,559,304
Unrealized depreciation. . . . . . .   (1,089,697)
                                      ------------

Net unrealized appreciation. . . . .  $ 3,469,607
                                      ============



For information regarding the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent semi-annual or annual financial statements.




INVESTMENT PORTFOLIO - JULY 31, 2004 (UNAUDITED)

                                                                               SHARES/
PRO-BLENDSM EXTENDED TERM SERIES                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------  -----------------  ------------

COMMON STOCKS - 61.42%
CONSUMER DISCRETIONARY - 10.97%
AUTOMOBILES - 0.02%
Bayerische Motoren Werke AG (BMW) (Germany)  . . . . . . . . . . . . . .              1,200  $    53,233
                                                                                           -------------

HOTELS, RESTAURANTS & LEISURE - 1.82%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             63,575    2,963,231
Club Mediterranee S.A.* (France) . . . . . . . . . . . . . . . . . . . .             35,225    1,547,801
The Hongkong & Shanghai Hotels Ltd. (Hong Kong). . . . . . . . . . . . .             88,875       58,111
International Speedway Corp. - Class A . . . . . . . . . . . . . . . . .              1,350       70,254
Mandarin Oriental International Ltd.* (Bermuda). . . . . . . . . . . . .             82,000       45,100
Shangri-La Asia Ltd. (Hong Kong) . . . . . . . . . . . . . . . . . . . .            126,000      117,925
                                                                                           -------------
                                                                                               4,802,422
                                                                                           -------------

HOUSEHOLD DURABLES - 1.33%
Corporacion GEO S.A. de C.V. - Series B* (Mexico)  . . . . . . . . . . .             49,750       67,964
Interface, Inc. - Class A* . . . . . . . . . . . . . . . . . . . . . . .             11,925       99,216
Hunter Douglas N.V. (Netherlands)  . . . . . . . . . . . . . . . . . . .                950       44,542
Newell Rubbermaid, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .            147,700    3,190,320
Sony Corp. - ADR (Japan) . . . . . . . . . . . . . . . . . . . . . . . .              3,425      118,676
                                                                                           -------------
                                                                                               3,520,718
                                                                                           -------------

LEISURE EQUIPMENT & PRODUCTS - 0.06%
Callaway Golf Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,275       25,025
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,000       90,850
K2, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,175       30,994
                                                                                           -------------
                                                                                                 146,869
                                                                                           -------------

MEDIA - 3.88%
Acme Communications, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             20,450      132,925
Cablevision Systems New York Group - Class A*. . . . . . . . . . . . . .            125,975    2,200,783
Hearst-Argyle Television, Inc. - Class A . . . . . . . . . . . . . . . .              2,250       50,917
Impresa S.A. (SGPS)* (Portugal)  . . . . . . . . . . . . . . . . . . . .             19,400       96,556
Insight Communications Co., Inc. - Class A*. . . . . . . . . . . . . . .             11,425      100,540
Media Capital S.A. (SGPS)* (Portugal)  . . . . . . . . . . . . . . . . .             20,250       93,727
The News Corp. Ltd. - ADR (Australia)  . . . . . . . . . . . . . . . . .              9,925      315,317
Pearson plc (United Kingdom) . . . . . . . . . . . . . . . . . . . . . .             12,975      145,623
PT Multimedia S.A. (SGPS) (Portugal) . . . . . . . . . . . . . . . . . .              4,325       93,019
Reed Elsevier plc - ADR (United Kingdom) . . . . . . . . . . . . . . . .              7,025      251,355
Scholastic Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,750       75,653
Time Warner, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . .            384,025    6,394,016
VNU N.V. (Netherlands) . . . . . . . . . . . . . . . . . . . . . . . . .              7,975      210,447
Wolters Kluwer N.V. (Netherlands)  . . . . . . . . . . . . . . . . . . .              4,825       81,093
                                                                                           -------------
                                                                                              10,241,971
                                                                                           -------------

MULTILINE RETAIL - 0.10%
Don Quijote Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . . . . .              1,100       61,441
KarstadtQuelle AG (Germany)  . . . . . . . . . . . . . . . . . . . . . .              2,625       53,490
Organizacion Soriana S.A. de C.V. - Series B (Mexico)  . . . . . . . . .             53,100      157,271
                                                                                           -------------
                                                                                                 272,202
                                                                                           -------------

SPECIALTY RETAIL - 3.69%
Courts Mammoth Berhad (Malaysia) . . . . . . . . . . . . . . . . . . . .             63,700       33,195
Douglas Holding AG (Germany) . . . . . . . . . . . . . . . . . . . . . .              9,150      264,003
Foot Locker, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,800       63,000
KOMERI Co. Ltd. (Japan)  . . . . . . . . . . . . . . . . . . . . . . . .              2,400       56,341
Office Depot, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . .            157,800    2,587,920
Staples, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             98,550    2,846,124
Weight Watchers International, Inc.* . . . . . . . . . . . . . . . . . .            100,225    3,882,717
                                                                                           -------------
                                                                                               9,733,300
                                                                                           -------------

TEXTILES, APPAREL & LUXURY GOODS - 0.07%
Hampshire Group Ltd.*. . . . . . . . . . . . . . . . . . . . . . . . . .                675       18,974
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) . . . . . . . . . . . .              1,925      131,217
Wolverine World Wide, Inc. . . . . . . . . . . . . . . . . . . . . . . .              1,525       35,655
                                                                                           -------------
                                                                                                 185,846
                                                                                           -------------
                                                                                              28,956,561
                                                                                           -------------

CONSUMER STAPLES - 11.11%
BEVERAGES - 0.17%
Allied Domecq plc (United Kingdom) . . . . . . . . . . . . . . . . . . .              8,175       66,228
Diageo plc (United Kingdom)  . . . . . . . . . . . . . . . . . . . . . .              5,050       62,654
Grupo Modelo S.A. de C.V. - Series C (Mexico)  . . . . . . . . . . . . .             25,100       62,134
Interbrew S.A. (now known as InBev) (Belgium)  . . . . . . . . . . . . .              4,750      143,618
PepsiAmericas, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .              2,425       45,517
Scottish & Newcastle plc (United Kingdom)  . . . . . . . . . . . . . . .              8,675       63,013
                                                                                           -------------
                                                                                                 443,164
                                                                                           -------------

FOOD & STAPLES RETAILING - 2.10%
Carrefour S.A. (France)  . . . . . . . . . . . . . . . . . . . . . . . .             71,900    3,425,545
The Kroger Co.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . .            121,475    1,919,305
Metro AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,550       70,623
Tesco plc (United Kingdom) . . . . . . . . . . . . . . . . . . . . . . .             14,600       67,644
William Morrison Supermarkets plc (United Kingdom) . . . . . . . . . . .             16,300       53,710
                                                                                           -------------
                                                                                               5,536,827
                                                                                           -------------

FOOD PRODUCTS - 6.11%
American Italian Pasta Co. - Class A . . . . . . . . . . . . . . . . . .              1,600       47,056
Associated British Foods plc (United Kingdom)  . . . . . . . . . . . . .              5,850       67,095
Cadbury Schweppes plc (United Kingdom) . . . . . . . . . . . . . . . . .             23,650      193,854
Groupe Danone (France) . . . . . . . . . . . . . . . . . . . . . . . . .                950       78,233
Nestle S.A. (Switzerland)  . . . . . . . . . . . . . . . . . . . . . . .             26,250    6,702,389
Smithfield Foods, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .              3,700      104,858
Unilever plc - ADR (United Kingdom)  . . . . . . . . . . . . . . . . . .            248,999    8,926,614
                                                                                           -------------
                                                                                              16,120,099
                                                                                           -------------

HOUSEHOLD PRODUCTS - 1.65%
Henkel KGaA (Germany)  . . . . . . . . . . . . . . . . . . . . . . . . .              1,650      121,200
Kao Corp. (Japan)  . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,000       74,474
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .             58,300    3,735,281
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) . . . . . . . . . .             20,400      274,347
Rayovac Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,525       94,223
Reckitt Benckiser plc (United Kingdom) . . . . . . . . . . . . . . . . .              2,475       67,766
                                                                                           -------------
                                                                                               4,367,291
                                                                                           -------------

PERSONAL PRODUCTS - 1.08%
Clarins S.A. (France)  . . . . . . . . . . . . . . . . . . . . . . . . .              5,294      349,408
The Estee Lauder Companies, Inc. - Class A . . . . . . . . . . . . . . .             52,500    2,304,750
Shiseido Co. Ltd. (Japan)  . . . . . . . . . . . . . . . . . . . . . . .             15,000      186,859
                                                                                           -------------
                                                                                               2,841,017
                                                                                           -------------
                                                                                              29,308,398
                                                                                           -------------

ENERGY - 10.28%
ENERGY EQUIPMENT & SERVICES - 8.51%
Atwood Oceanics, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .              4,400      170,104
Baker Hughes, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .            110,675    4,460,202
Compagnie Generale de Geophysique S.A. (CGG)* (France) . . . . . . . . .              1,775       92,804
Cooper Cameron Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . .             30,975    1,582,513
Helmerich & Payne, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .              6,075      153,819
National-Oilwell, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .              5,050      168,923
Newpark Resources, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .             20,675      126,118
Precision Drilling Corp.* (Canada) . . . . . . . . . . . . . . . . . . .              4,475      222,542
Pride International, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             12,075      217,350
Schlumberger Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . .            121,300    7,802,016
Smedvig ASA - Class A (Norway) . . . . . . . . . . . . . . . . . . . . .             24,075      267,786
Transocean, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .             79,250    2,250,700
Varco International, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             99,425    2,403,102
Weatherford International Ltd.*. . . . . . . . . . . . . . . . . . . . .             54,325    2,541,323
                                                                                           -------------
                                                                                              22,459,302
                                                                                           -------------

OIL & GAS - 1.77%
Amerada Hess Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .             44,300    3,692,405
BP plc (United Kingdom)  . . . . . . . . . . . . . . . . . . . . . . . .              7,600       71,393
Eni S.p.A. (Italy) . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,075      268,791
Forest Oil Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,100      144,279
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)  . . . . . . . . . .              5,850      150,052
Shell Transport & Trading Co. plc (United Kingdom) . . . . . . . . . . .              9,325       67,650
Total S.A. (France)  . . . . . . . . . . . . . . . . . . . . . . . . . .              1,350      261,785
                                                                                           -------------
                                                                                               4,656,355
                                                                                           -------------
                                                                                              27,115,657
                                                                                           -------------

FINANCIALS - 5.59%
CAPITAL MARKETS - 0.99%
Deutsche Bank AG (Germany) . . . . . . . . . . . . . . . . . . . . . . .              2,175      150,402
SEI Investments Co.. . . . . . . . . . . . . . . . . . . . . . . . . . .             80,375    2,465,101
                                                                                           -------------
                                                                                               2,615,503
                                                                                           -------------

COMMERCIAL BANKS - 3.26%
Banca Intesa S.p.A. (Italy)  . . . . . . . . . . . . . . . . . . . . . .             30,335      112,324
Banca Monte dei Paschi di Siena S.p.A. (Italy) . . . . . . . . . . . . .             10,950       32,713
Banco BPI S.A. (Portugal)  . . . . . . . . . . . . . . . . . . . . . . .             22,825       83,967
Banco Espirito Santo S.A. (BES) (Portugal) . . . . . . . . . . . . . . .              4,050       65,974
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany)  . . . . . . .              4,950       79,563
BNP Paribas S.A. (France)  . . . . . . . . . . . . . . . . . . . . . . .              1,550       90,152
Commerzbank AG* (Germany)  . . . . . . . . . . . . . . . . . . . . . . .              4,025       68,712
Hong Leong Bank Berhad (Malaysia)  . . . . . . . . . . . . . . . . . . .             36,300       48,725
Metropolitan Bank & Trust Co. (Philippines)  . . . . . . . . . . . . . .            209,600       99,292
PNC Financial Services Group . . . . . . . . . . . . . . . . . . . . . .             51,675    2,614,755
SanPaolo IMI S.p.A. (Italy)  . . . . . . . . . . . . . . . . . . . . . .              3,025       34,548
Societe Generale (France)  . . . . . . . . . . . . . . . . . . . . . . .                675       55,343
UniCredito Italiano S.p.A. (Italy) . . . . . . . . . . . . . . . . . . .             29,175      139,595
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             92,775    2,625,532
Wachovia Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             55,225    2,447,020
                                                                                           -------------
                                                                                               8,598,215
                                                                                           -------------

CONSUMER FINANCE - 0.05%
MoneyGram International, Inc.* . . . . . . . . . . . . . . . . . . . . .              2,925       54,697
Takefuji Corp. (Japan) . . . . . . . . . . . . . . . . . . . . . . . . .                950       68,358
                                                                                           -------------
                                                                                                 123,055
                                                                                           -------------

DIVERSIFIED FINANCIAL SERVICES - 1.03%
ING Groep N.V. (Netherlands) . . . . . . . . . . . . . . . . . . . . . .              3,650       84,601
Principal Financial Group, Inc.. . . . . . . . . . . . . . . . . . . . .             77,150    2,622,329
                                                                                           -------------
                                                                                               2,706,930
                                                                                           -------------

INSURANCE - 0.23%
Allianz AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . .                750       72,177
American Medical Security Group, Inc.* . . . . . . . . . . . . . . . . .              8,250      209,633
Assicurazioni Generali S.p.A. (Italy)  . . . . . . . . . . . . . . . . .              5,100      134,703
Axa (France) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,550      134,416
Muenchener Rueckver AG (Germany) . . . . . . . . . . . . . . . . . . . .                625       60,035
                                                                                           -------------
                                                                                                 610,964
                                                                                           -------------

REAL ESTATE - 0.03%
SM Prime Holdings, Inc. (Philippines)  . . . . . . . . . . . . . . . . .            819,275       87,874
                                                                                           -------------
                                                                                              14,742,541
                                                                                           -------------

HEALTH CARE - 12.60%
BIOTECHNOLOGY - 0.64%
BioMarin Pharmaceutical, Inc.* . . . . . . . . . . . . . . . . . . . . .             92,700      530,244
Ciphergen Biosystems, Inc.*. . . . . . . . . . . . . . . . . . . . . . .             26,400      108,240
Diversa Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             31,075      278,743
Enzon Pharmaceuticals, Inc.* . . . . . . . . . . . . . . . . . . . . . .             26,450      328,245
Transkaryotic Therapies, Inc.* . . . . . . . . . . . . . . . . . . . . .             28,900      430,899
                                                                                           -------------
                                                                                               1,676,371
                                                                                           -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 1.88%
Advanced Neuromodulation Systems, Inc.*. . . . . . . . . . . . . . . . .             18,075      579,304
Bruker BioSciences Corp.*. . . . . . . . . . . . . . . . . . . . . . . .             20,032       81,530
Cardiac Science, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .            213,375      426,750
Conceptus, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .             18,125      176,719
CTI Molecular Imaging, Inc.* . . . . . . . . . . . . . . . . . . . . . .             23,450      245,521
Millipore Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .             65,675    3,460,416
                                                                                           -------------
                                                                                               4,970,240
                                                                                           -------------

HEALTH CARE PROVIDERS & SERVICES - 2.88%
Allscripts Healthcare Solutions, Inc.* . . . . . . . . . . . . . . . . .             58,875      413,891
American Healthways, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             14,000      381,220
AmerisourceBergen Corp.. . . . . . . . . . . . . . . . . . . . . . . . .              3,475      187,858
CIGNA Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,500      279,045
HCA, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,250      202,912
McKesson Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,525      209,909
Odyssey Healthcare, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .             16,850      289,483
VistaCare, Inc. - Class A* . . . . . . . . . . . . . . . . . . . . . . .             12,875      237,672
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            662,900    5,396,006
                                                                                           -------------
                                                                                               7,597,996
                                                                                           -------------

PHARMACEUTICALS - 7.20%
AstraZeneca plc (United Kingdom) . . . . . . . . . . . . . . . . . . . .              1,450       64,964
Aventis S.A. (now known as Sanofi-Aventis) (France)  . . . . . . . . . .              1,500      116,313
GlaxoSmithKline plc (United Kingdom) . . . . . . . . . . . . . . . . . .              3,200       65,072
Novartis AG - ADR (Switzerland)  . . . . . . . . . . . . . . . . . . . .            196,650    8,782,389
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,450      270,062
Schering AG (Germany)  . . . . . . . . . . . . . . . . . . . . . . . . .             10,750      603,147
Schering-Plough Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .            460,100    8,953,546
Shire Pharmaceuticals Group plc* (United Kingdom)  . . . . . . . . . . .              7,425       65,085
Takeda Pharmaceutical Co. Ltd. (Japan) . . . . . . . . . . . . . . . . .              1,700       79,664
                                                                                           -------------
                                                                                              19,000,242
                                                                                           -------------
                                                                                              33,244,849
                                                                                           -------------

INDUSTRIALS - 3.13%
AEROSPACE & DEFENSE - 0.04%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)  . . . .             4,075      116,545
                                                                                           -------------

AIRLINES - 0.05%
Deutsche Lufthansa AG* (Germany) . . . . . . . . . . . . . . . . . . . .              6,475       76,441
SkyWest, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,725       52,634
                                                                                           -------------
                                                                                                 129,075
                                                                                           -------------

COMMERCIAL SERVICES & SUPPLIES - 0.18%
Aggreko plc (United Kingdom) . . . . . . . . . . . . . . . . . . . . . .             51,875      146,143
BWT AG (Austria) . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,268      122,864
Quebecor World, Inc. (Canada)  . . . . . . . . . . . . . . . . . . . . .              9,100      201,383
                                                                                           -------------
                                                                                                 470,390
                                                                                           -------------

CONSTRUCTION & ENGINEERING - 0.15%
Hochtief AG (Germany)  . . . . . . . . . . . . . . . . . . . . . . . . .              2,625       60,812
Insituform Technologies, Inc. - Class A* . . . . . . . . . . . . . . . .              4,825       86,705
Koninklijke Boskalis Westminster N.V. (Netherlands)  . . . . . . . . . .              9,728      250,741
                                                                                           -------------
                                                                                                 398,258
                                                                                           -------------

ELECTRICAL EQUIPMENT - 0.05%
Global Power Equipment Group, Inc.*. . . . . . . . . . . . . . . . . . .             10,725       75,182
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,575       53,465
                                                                                           -------------
                                                                                                 128,647
                                                                                           -------------

INDUSTRIAL CONGLOMERATES - 0.12%
Siemens AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . .              3,325      232,604
Sonae S.A. (SGPS) (Portugal) . . . . . . . . . . . . . . . . . . . . . .             77,250       79,868
                                                                                           -------------
                                                                                                 312,472
                                                                                           -------------

MACHINERY - 1.45%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            143,075    2,993,129
Albany International Corp. - Class A . . . . . . . . . . . . . . . . . .              3,800      113,696
FANUC Ltd. (Japan) . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,000       57,744
Lindsay Manufacturing Co.. . . . . . . . . . . . . . . . . . . . . . . .              4,375      105,569
MAN AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,875      143,483
Tomra Systems ASA (Norway) . . . . . . . . . . . . . . . . . . . . . . .             75,175      276,580
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,175      148,785
                                                                                           -------------
                                                                                               3,838,986
                                                                                           -------------

ROAD & RAIL - 1.06%
Central Freight Lines, Inc.* . . . . . . . . . . . . . . . . . . . . . .             10,350       78,660
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             80,925    2,532,952
Kansas City Southern*. . . . . . . . . . . . . . . . . . . . . . . . . .             11,925      174,344
                                                                                           -------------
                                                                                               2,785,956
                                                                                           -------------

TRANSPORTATION INFRASTRUCTURE - 0.03%
Brisa-Auto Estradas de Portugal S.A. (Portugal)  . . . . . . . . . . . .             10,975       77,714
                                                                                           -------------
                                                                                               8,258,043
                                                                                           -------------

INFORMATION TECHNOLOGY - 2.09%
COMMUNICATIONS EQUIPMENT - 0.06%
Nokia Oyj - ADR (Finland)  . . . . . . . . . . . . . . . . . . . . . . .             13,050      151,641
                                                                                           -------------

COMPUTERS & PERIPHERALS - 0.06%
Sigma Designs, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . .             10,100       63,125
Stratasys, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,275       85,936
                                                                                           -------------
                                                                                                 149,061
                                                                                           -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.48%
Digital Theater Systems, Inc.* . . . . . . . . . . . . . . . . . . . . .              3,300       76,395
Fargo Electronics* . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,625       59,221
KEYENCE Corp. (Japan)  . . . . . . . . . . . . . . . . . . . . . . . . .                300       63,573
Mabuchi Motor Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . . . .                800       56,629
Mettler-Toledo International, Inc.* (Switzerland)  . . . . . . . . . . .              7,775      324,217
Thermo Electron Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .             10,125      260,415
Varian, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             11,150      422,585
                                                                                           -------------
                                                                                               1,263,035
                                                                                           -------------

IT SERVICES - 1.20%
The BISYS Group, Inc.*1  . . . . . . . . . . . . . . . . . . . . . . . .              5,350       73,028
First Data Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             65,225    2,909,687
SAP AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,225      196,310
                                                                                           -------------
                                                                                               3,179,025
                                                                                           -------------

OFFICE ELECTRONICS - 0.02%
Canon, Inc. (Japan)  . . . . . . . . . . . . . . . . . . . . . . . . . .              1,000       48,930
                                                                                           -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.19%
Brooks Automation, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .             12,900      185,889
Cabot Microelectronics Corp.*. . . . . . . . . . . . . . . . . . . . . .              2,600       92,274
Cymer, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,900      111,696
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) . . . . . . .             14,061      100,114
                                                                                           -------------
                                                                                                 489,973
                                                                                           -------------

SOFTWARE - 0.08%
Amdocs Ltd.* (Guernsey)  . . . . . . . . . . . . . . . . . . . . . . . .              4,275       92,768
Sammy Corp. (Japan)  . . . . . . . . . . . . . . . . . . . . . . . . . .              2,550      125,917
                                                                                           -------------
                                                                                                 218,685
                                                                                           -------------
                                                                                               5,500,350
                                                                                           -------------

MATERIALS - 2.31%
CHEMICALS - 1.09%
Bayer AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,000      132,723
Cabot Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,325       50,456
L'Air Liquide S.A. (France)  . . . . . . . . . . . . . . . . . . . . . .                742      119,978
Linde AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,125       60,699
Lonza Group AG (Switzerland) . . . . . . . . . . . . . . . . . . . . . .             14,700      649,086
Minerals Technologies, Inc.. . . . . . . . . . . . . . . . . . . . . . .             33,350    1,863,264
                                                                                           -------------
                                                                                               2,876,206
                                                                                           -------------

METALS & MINING - 0.02%
RTI International Metals, Inc.*. . . . . . . . . . . . . . . . . . . . .              3,100       46,469
                                                                                           -------------

PAPER & FOREST PRODUCTS - 1.20%
Aracruz Celulose S.A. - ADR (Brazil) . . . . . . . . . . . . . . . . . .             89,200    3,086,320
Bowater, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,625       97,913
                                                                                           -------------
                                                                                               3,184,233
                                                                                           -------------
                                                                                               6,106,908
                                                                                           -------------

TELECOMMUNICATION SERVICES - 1.79%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.24%
D&E Communications, Inc. . . . . . . . . . . . . . . . . . . . . . . . .              4,600       51,014
Deutsche Telekom AG* (Germany) . . . . . . . . . . . . . . . . . . . . .              9,150      152,902
Philippine Long Distance Telephone Co.* (Philippines)  . . . . . . . . .              2,375       53,070
PT Telekomunikasi Indonesia - ADR (Indonesia)  . . . . . . . . . . . . .              8,800      149,688
Telecom Italia S.p.A. (Italy)  . . . . . . . . . . . . . . . . . . . . .             58,025      171,953
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico) . . . . . . . .              1,975       60,988
                                                                                           -------------
                                                                                                 639,615
                                                                                           -------------

WIRELESS TELECOMMUNICATION SERVICES - 1.55%
Globe Telecom, Inc. (Philippines)  . . . . . . . . . . . . . . . . . . .              3,000       45,853
Maxis Communications Berhad (Malaysia) . . . . . . . . . . . . . . . . .             32,500       75,273
NTT DoCoMo, Inc. (Japan) . . . . . . . . . . . . . . . . . . . . . . . .                100      174,492
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy)  . . . . . . . . . . . . .             27,950      148,519
Vodafone Group plc - ADR (United Kingdom)  . . . . . . . . . . . . . . .            167,825    3,646,837
                                                                                           -------------
                                                                                               4,090,974
                                                                                           -------------
                                                                                               4,730,589
                                                                                           -------------

UTILITIES - 1.55%
ELECTRIC UTILITIES - 1.37%
Allegheny Energy, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .            217,400    3,226,216
E.ON AG (Germany)  . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,250      230,522
Infrasource Services, Inc.*. . . . . . . . . . . . . . . . . . . . . . .              6,225       64,117
Korea Electric Power Corp. (KEPCO) - ADR (South Korea) . . . . . . . . .             10,825      100,348
                                                                                           -------------
                                                                                               3,621,203
                                                                                           -------------

MULTI-UTILITIES & UNREGULATED POWER - 0.18%
International Power plc* (United Kingdom)  . . . . . . . . . . . . . . .             45,550      121,691
National Grid Transco plc (United Kingdom) . . . . . . . . . . . . . . .              8,475       67,154
RWE AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,850      236,434
Suez S.A. (France) . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,575       50,831
                                                                                           -------------
                                                                                                 476,110
                                                                                           -------------
                                                                                               4,097,313
                                                                                           -------------

TOTAL COMMON STOCKS
(Identified Cost $149,550,858) . . . . . . . . . . . . . . . . . . . . .                     162,061,209
                                                                                           -------------

UNIT INVESTMENT TRUSTS - 0.23%
Nasdaq-100 Index Tracking Stock. . . . . . . . . . . . . . . . . . . . .              8,800      306,768
Standard & Poor's Depositary Receipts Trust Series 1 . . . . . . . . . .              2,825      313,038
                                                                                           -------------

TOTAL UNIT INVESTMENT TRUSTS
(Identified Cost $625,780) . . . . . . . . . . . . . . . . . . . . . . .                         619,806
                                                                                           -------------

U.S. TREASURY SECURITIES - 36.04%
U.S. TREASURY BONDS - 13.76%
U.S. Treasury Bond, 7.25%, 8/15/2022 . . . . . . . . . . . . . . . . . .  $           5,000        6,200
U.S. Treasury Bond, 5.50%, 8/15/2028 . . . . . . . . . . . . . . . . . .         35,355,000   36,307,923
                                                                                           -------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $35,487,774). . . . . . . . . . . . . . . . . . . . . .                      36,314,123
                                                                                           -------------

U.S. TREASURY NOTES - 22.28%
U.S. Treasury Note, 1.625%, 4/30/2005. . . . . . . . . . . . . . . . . .          3,000,000    2,993,673
U.S. Treasury Note, 1.50%, 7/31/2005 . . . . . . . . . . . . . . . . . .          5,000,000    4,972,070
U.S. Treasury Note, 1.625%, 9/30/2005. . . . . . . . . . . . . . . . . .          8,500,000    8,447,870
U.S. Treasury Note, 1.875%, 12/31/2005 . . . . . . . . . . . . . . . . .         15,000,000   14,899,800
U.S. Treasury Note, 3.00%, 2/15/2008 . . . . . . . . . . . . . . . . . .         19,700,000   19,515,312
U.S. Treasury Note, 3.25%, 8/15/2008 . . . . . . . . . . . . . . . . . .          5,000,000    4,962,695
U.S. Treasury Note, 3.375%, 12/15/2008 . . . . . . . . . . . . . . . . .          3,000,000    2,978,436
                                                                                           -------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $59,650,798). . . . . . . . . . . . . . . . . . . . . .                      58,769,856
                                                                                           -------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $95,138,572). . . . . . . . . . . . . . . . . . . . . .                      95,083,979
                                                                                           -------------

U.S. GOVERNMENT AGENCIES - 0.07%
Fannie Mae, 4.25%, 7/15/2007 . . . . . . . . . . . . . . . . . . . . . .            190,000      194,618
Fannie Mae, 5.75%, 2/15/2008 . . . . . . . . . . . . . . . . . . . . . .              5,000        5,344
                                                                                           -------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $202,537) . . . . . . . . . . . . . . . . . . . . . . .                         199,962
                                                                                           -------------

SHORT-TERM INVESTMENTS - 1.88%
Dreyfus Treasury Cash Management - Institutional Shares. . . . . . . . .          2,955,730    2,955,730
Fannie Mae Discount Note, 9/13/2004. . . . . . . . . . . . . . . . . . .  $       2,000,000    1,996,847
                                                                                           -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $4,952,577) . . . . . . . . . . . . . . . . . . . . . .                       4,952,577
                                                                                           -------------

TOTAL INVESTMENTS - 99.64%
(Identified Cost $250,470,324) . . . . . . . . . . . . . . . . . . . . .                     262,917,533

OTHER ASSETS, LESS LIABILITIES - 0.36% . . . . . . . . . . . . . . . . .                         940,889
                                                                                           -------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   $ 263,858,422
                                                                                           =============



*Non-income  producing  security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent.
ADR  -  American  Depository  Receipt


Federal Tax Information:

On July 31, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $250,564,404

Unrealized appreciation. . . . . . .  $ 17,617,600
Unrealized depreciation. . . . . . .    (5,264,471)
                                      -------------

Net unrealized appreciation. . . . .  $ 12,353,129
                                      =============



For information regarding the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent semi-annual or annual financial statements.




INVESTMENT PORTFOLIO - JULY 31, 2004 (UNAUDITED)

                                                                               SHARES/
PRO-BLENDSM MAXIMUM TERM SERIES                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------  -----------------  ------------

COMMON STOCKS - 84.76%
CONSUMER DISCRETIONARY - 17.88%
AUTOMOBILES - 0.02%
Bayerische Motoren Werke AG (BMW) (Germany)  . . . . . . . . . . . . . .                525  $    23,290
                                                                                           -------------

HOTELS, RESTAURANTS & LEISURE - 1.41%
Carnival Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             34,300    1,598,723
The Hongkong & Shanghai Hotels Ltd. (Hong Kong)  . . . . . . . . . . . .             85,750       56,068
International Speedway Corp. - Class A . . . . . . . . . . . . . . . . .                900       46,836
Mandarin Oriental International Ltd.* (Bermuda)  . . . . . . . . . . . .             37,050       20,378
Shangri-La Asia Ltd. (Hong Kong) . . . . . . . . . . . . . . . . . . . .             50,000       46,795
                                                                                           -------------
                                                                                               1,768,800
                                                                                           -------------

HOUSEHOLD DURABLES - 3.19%
Corporacion GEO S.A. de C.V. - Series B* (Mexico)  . . . . . . . . . . .             22,025       30,088
Interface, Inc. - Class A* . . . . . . . . . . . . . . . . . . . . . . .              8,725       72,592
Libbey, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                750       16,860
Newell Rubbermaid, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .             77,275    1,669,140
Sony Corp. - ADR (Japan) . . . . . . . . . . . . . . . . . . . . . . . .             64,250    2,226,262
                                                                                           -------------
                                                                                               4,014,942
                                                                                           -------------

INTERNET & CATALOG RETAIL - 0.05%
IAC/InterActive Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .              2,500       68,250
                                                                                           -------------

LEISURE EQUIPMENT & PRODUCTS - 0.06%
Callaway Golf Co.. . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,275       14,025
Hasbro, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,275       41,337
K2, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,475       21,019
                                                                                           -------------
                                                                                                  76,381
                                                                                           -------------

MEDIA - 7.61%
Acme Communications, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             12,250       79,625
Cablevision Systems New York Group - Class A*. . . . . . . . . . . . . .            168,825    2,949,373
Hearst-Argyle Television, Inc. - Class A . . . . . . . . . . . . . . . .             48,450    1,096,423
Insight Communications Co., Inc. - Class A*. . . . . . . . . . . . . . .              7,925       69,740
Media Capital S.A. (SGPS)* (Portugal)  . . . . . . . . . . . . . . . . .              9,625       44,549
The News Corp. Ltd. - ADR (Australia)  . . . . . . . . . . . . . . . . .              4,150      131,845
Pearson plc (United Kingdom) . . . . . . . . . . . . . . . . . . . . . .            121,775    1,366,727
PT Multimedia S.A. (SGPS) (Portugal) . . . . . . . . . . . . . . . . . .              2,050       44,090
Reed Elsevier plc - ADR (United Kingdom) . . . . . . . . . . . . . . . .              2,375       84,978
Scholastic Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,250       34,388
Time Warner, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . .            212,900    3,544,785
VNU N.V. (Netherlands) . . . . . . . . . . . . . . . . . . . . . . . . .              4,025      106,213
Wolters Kluwer N.V. (Netherlands)  . . . . . . . . . . . . . . . . . . .              2,050       34,454
                                                                                           -------------
                                                                                               9,587,190
                                                                                           -------------

MULTILINE RETAIL - 0.10%
Don Quijote Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . . . . .                600       33,513
KarstadtQuelle AG (Germany)  . . . . . . . . . . . . . . . . . . . . . .              1,175       23,943
Organizacion Soriana S.A. de C.V. - Series B (Mexico)  . . . . . . . . .             24,050       71,231
                                                                                           -------------
                                                                                                 128,687
                                                                                           -------------

SPECIALTY RETAIL - 5.36%
Douglas Holding AG (Germany) . . . . . . . . . . . . . . . . . . . . . .              4,125      119,018
Foot Locker, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,075       46,687
KOMERI Co. Ltd. (Japan)  . . . . . . . . . . . . . . . . . . . . . . . .              1,100       25,823
Office Depot, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . .            150,875    2,474,350
Staples, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             60,875    1,758,070
Weight Watchers International, Inc.* . . . . . . . . . . . . . . . . . .             60,200    2,332,148
                                                                                           -------------
                                                                                               6,756,096
                                                                                           -------------

TEXTILES, APPAREL & LUXURY GOODS - 0.08%
Hampshire Group Ltd.*. . . . . . . . . . . . . . . . . . . . . . . . . .                675       18,974
LVMH S.A. (Louis Vuitton Moet Hennessy) (France) . . . . . . . . . . . .                850       57,940
Wolverine World Wide, Inc. . . . . . . . . . . . . . . . . . . . . . . .              1,050       24,549
                                                                                           -------------
                                                                                                 101,463
                                                                                           -------------
                                                                                              22,525,099
                                                                                           -------------

CONSUMER STAPLES - 14.19%
BEVERAGES - 0.11%
Allied Domecq plc (United Kingdom) . . . . . . . . . . . . . . . . . . .              3,700       29,975
Diageo plc (United Kingdom)  . . . . . . . . . . . . . . . . . . . . . .              2,275       28,225
Grupo Modelo S.A. de C.V. - Series C (Mexico)  . . . . . . . . . . . . .             10,800       26,735
PepsiAmericas, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .              1,400       26,278
Scottish & Newcastle plc (United Kingdom)  . . . . . . . . . . . . . . .              4,075       29,600
                                                                                           -------------
                                                                                                 140,813
                                                                                           -------------

FOOD & STAPLES RETAILING - 2.37%
Carrefour S.A. (France)  . . . . . . . . . . . . . . . . . . . . . . . .             33,325    1,587,709
The Kroger Co.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             82,650    1,305,870
Metro AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . .                700       31,894
Tesco plc (United Kingdom) . . . . . . . . . . . . . . . . . . . . . . .              6,600       30,579
William Morrison Supermarkets plc (United Kingdom) . . . . . . . . . . .              7,675       25,290
                                                                                           -------------
                                                                                               2,981,342
                                                                                           -------------

FOOD PRODUCTS - 8.26%
American Italian Pasta Co. - Class A . . . . . . . . . . . . . . . . . .              1,175       34,557
Associated British Foods plc (United Kingdom)  . . . . . . . . . . . . .              2,750       31,540
Cadbury Schweppes plc (United Kingdom) . . . . . . . . . . . . . . . . .             10,550       86,476
Chiquita Brands International, Inc.* . . . . . . . . . . . . . . . . . .              1,050       20,517
Groupe Danone (France) . . . . . . . . . . . . . . . . . . . . . . . . .                400       32,940
H.J. Heinz Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             28,975    1,068,888
Lancaster Colony Corp. . . . . . . . . . . . . . . . . . . . . . . . . .                375       15,105
Nestle S.A. (Switzerland)  . . . . . . . . . . . . . . . . . . . . . . .             15,425    3,938,452
Ralcorp Holdings, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .                575       20,970
Smithfield Foods, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .              3,025       85,728
Unilever plc - ADR (United Kingdom)  . . . . . . . . . . . . . . . . . .            141,532    5,073,922
                                                                                           -------------
                                                                                              10,409,095
                                                                                           -------------

HOUSEHOLD PRODUCTS - 2.08%
Henkel KGaA (Germany)  . . . . . . . . . . . . . . . . . . . . . . . . .                725       53,254
Kao Corp. (Japan)  . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,000       49,649
Kimberly-Clark Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .             35,850    2,296,909
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico) . . . . . . . . . .              8,400      112,967
Rayovac Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,800       74,844
Reckitt Benckiser plc (United Kingdom) . . . . . . . . . . . . . . . . .              1,175       32,172
                                                                                           -------------
                                                                                               2,619,795
                                                                                           -------------

PERSONAL PRODUCTS - 1.37%
Clarins S.A. (France)  . . . . . . . . . . . . . . . . . . . . . . . . .              2,194      144,806
The Estee Lauder Companies, Inc. - Class A . . . . . . . . . . . . . . .             33,925    1,489,308
Shiseido Co. Ltd. (Japan)  . . . . . . . . . . . . . . . . . . . . . . .              7,000       87,201
                                                                                           -------------
                                                                                               1,721,315
                                                                                           -------------
                                                                                              17,872,360
                                                                                           -------------

ENERGY - 11.28%
ENERGY EQUIPMENT & SERVICES - 9.44%
Atwood Oceanics, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .              3,200      123,712
Baker Hughes, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .             38,425    1,548,527
Compagnie Generale de Geophysique S.A. (CGG)* (France) . . . . . . . . .                775       40,520
Cooper Cameron Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . .             15,825      808,499
Helmerich & Payne, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .              2,750       69,630
Precision Drilling Corp.* (Canada) . . . . . . . . . . . . . . . . . . .              2,075      103,190
Pride International, Inc.* . . . . . . . . . . . . . . . . . . . . . . .              8,625      155,250
National-Oilwell, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .              3,325      111,221
Newpark Resources, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .             14,575       88,907
Schlumberger Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . .             63,925    4,111,656
Smedvig ASA - Class A (Norway) . . . . . . . . . . . . . . . . . . . . .             12,000      133,476
Transocean, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .             55,975    1,589,690
Varco International, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             33,650      813,320
Weatherford International Ltd.*. . . . . . . . . . . . . . . . . . . . .             46,775    2,188,135
                                                                                           -------------
                                                                                              11,885,733
                                                                                           -------------

OIL & GAS - 1.84%
Amerada Hess Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .             22,225    1,852,454
BP plc (United Kingdom)  . . . . . . . . . . . . . . . . . . . . . . . .              3,450       32,409
Eni S.p.A. (Italy) . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,825      119,748
Forest Oil Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,600      101,844
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)  . . . . . . . . . .              2,625       67,331
Shell Transport & Trading Co. plc (United Kingdom) . . . . . . . . . . .              4,400       31,921
Total S.A. (France)  . . . . . . . . . . . . . . . . . . . . . . . . . .                600      116,349
                                                                                           -------------
                                                                                               2,322,056
                                                                                           -------------
                                                                                              14,207,789
                                                                                           -------------

FINANCIALS - 7.18%
CAPITAL MARKETS - 2.41%
The Bank of New York Co., Inc. . . . . . . . . . . . . . . . . . . . . .             43,225    1,241,854
Deutsche Bank AG (Germany) . . . . . . . . . . . . . . . . . . . . . . .                950       65,693
SEI Investments Co.. . . . . . . . . . . . . . . . . . . . . . . . . . .             56,275    1,725,954
                                                                                           -------------
                                                                                               3,033,501
                                                                                           -------------

COMMERCIAL BANKS - 3.49%
Banca Intesa S.p.A. (Italy)  . . . . . . . . . . . . . . . . . . . . . .             13,450       49,802
Banco BPI S.A. (Portugal)  . . . . . . . . . . . . . . . . . . . . . . .             10,125       37,247
Banco Espirito Santo S.A. (BES) (Portugal) . . . . . . . . . . . . . . .              1,775       28,914
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany)  . . . . . . .              1,300       20,895
BNP Paribas S.A. (France)  . . . . . . . . . . . . . . . . . . . . . . .                650       37,806
Commerzbank AG* (Germany)  . . . . . . . . . . . . . . . . . . . . . . .              1,725       29,448
Metropolitan Bank & Trust Co. (Philippines)  . . . . . . . . . . . . . .             95,000       45,004
PNC Financial Services Group . . . . . . . . . . . . . . . . . . . . . .             21,450    1,085,370
Societe Generale (France)  . . . . . . . . . . . . . . . . . . . . . . .                300       24,597
UniCredito Italiano S.p.A. (Italy) . . . . . . . . . . . . . . . . . . .             12,925       61,843
U.S. Bancorp . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             54,900    1,553,670
Wachovia Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             32,225    1,427,890
                                                                                           -------------
                                                                                               4,402,486
                                                                                           -------------

CONSUMER FINANCE - 0.06%
MoneyGram International, Inc.* . . . . . . . . . . . . . . . . . . . . .              2,275       42,542
Takefuji Corp. (Japan) . . . . . . . . . . . . . . . . . . . . . . . . .                450       32,380
                                                                                           -------------
                                                                                                  74,922
                                                                                           -------------

DIVERSIFIED FINANCIAL SERVICES - 0.96%
ING Groep N.V. (Netherlands) . . . . . . . . . . . . . . . . . . . . . .                775       17,963
Principal Financial Group, Inc.. . . . . . . . . . . . . . . . . . . . .             34,950    1,187,951
                                                                                           -------------
                                                                                               1,205,914
                                                                                           -------------

INSURANCE - 0.22%
Allianz AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . .                325       31,277
American Medical Security Group, Inc.* . . . . . . . . . . . . . . . . .              3,725       94,652
Assicurazioni Generali S.p.A. (Italy)  . . . . . . . . . . . . . . . . .              2,275       60,088
Axa (France) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,925       60,026
Muenchener Rueckver AG (Germany) . . . . . . . . . . . . . . . . . . . .                275       26,415
                                                                                           -------------
                                                                                                 272,458
                                                                                           -------------

REAL ESTATE - 0.03%
SM Prime Holdings, Inc. (Philippines)  . . . . . . . . . . . . . . . . .            371,025       39,795
                                                                                           -------------

THRIFTS & MORTGAGE FINANCE - 0.01%
Hypo Real Estate Holding AG* (Germany) . . . . . . . . . . . . . . . . .                325       10,080
                                                                                           -------------
                                                                                               9,039,156
                                                                                           -------------

HEALTH CARE - 14.59%
BIOTECHNOLOGY - 0.60%
BioMarin Pharmaceutical, Inc.* . . . . . . . . . . . . . . . . . . . . .             39,150      223,938
Ciphergen Biosystems, Inc.*. . . . . . . . . . . . . . . . . . . . . . .             11,875       48,687
Diversa Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             14,650      131,411
Enzon Pharmaceuticals, Inc.* . . . . . . . . . . . . . . . . . . . . . .             12,450      154,505
EXACT Sciences Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . .             10,800       52,164
Transkaryotic Therapies, Inc.* . . . . . . . . . . . . . . . . . . . . .             10,125      150,964
                                                                                           -------------
                                                                                                 761,669
                                                                                           -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.73%
Advanced Neuromodulation Systems, Inc.*. . . . . . . . . . . . . . . . .              8,425      270,021
Bruker BioSciences Corp.*. . . . . . . . . . . . . . . . . . . . . . . .             18,594       75,678
Cardiac Science, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .             62,000      124,000
Conceptus, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,175       69,956
CTI Molecular Imaging, Inc.* . . . . . . . . . . . . . . . . . . . . . .              9,925      103,915
Millipore Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,250      276,622
                                                                                           -------------
                                                                                                 920,192
                                                                                           -------------

HEALTH CARE PROVIDERS & SERVICES - 4.26%
Allscripts Healthcare Solutions, Inc.* . . . . . . . . . . . . . . . . .             22,750      159,933
American Healthways, Inc.* . . . . . . . . . . . . . . . . . . . . . . .              6,350      172,911
AmerisourceBergen Corp.. . . . . . . . . . . . . . . . . . . . . . . . .              1,700       91,902
CIGNA Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,825      113,168
HCA, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,475       95,659
McKesson Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,150      101,336
Odyssey Healthcare, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .             67,225    1,154,926
VistaCare, Inc. - Class A* . . . . . . . . . . . . . . . . . . . . . . .              5,825      107,530
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            413,475    3,365,687
                                                                                           -------------
                                                                                               5,363,052
                                                                                           -------------

PHARMACEUTICALS - 9.00%
AstraZeneca plc (United Kingdom) . . . . . . . . . . . . . . . . . . . .                675       30,242
Aventis S.A. (now known as Sanofi-Aventis) (France)  . . . . . . . . . .                675       52,341
GlaxoSmithKline plc (United Kingdom) . . . . . . . . . . . . . . . . . .              1,450       29,486
Novartis AG - ADR (Switzerland)  . . . . . . . . . . . . . . . . . . . .            105,700    4,720,562
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             43,720    1,397,291
Schering AG (Germany)  . . . . . . . . . . . . . . . . . . . . . . . . .              4,675      262,299
Schering-Plough Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .            245,150    4,770,619
Shire Pharmaceuticals Group plc* (United Kingdom)  . . . . . . . . . . .              3,500       30,680
Takeda Pharmaceutical Co. Ltd. (Japan) . . . . . . . . . . . . . . . . .                800       37,489
                                                                                           -------------
                                                                                              11,331,009
                                                                                           -------------
                                                                                              18,375,922
                                                                                           -------------

INDUSTRIALS - 4.68%
AEROSPACE & DEFENSE - 0.04%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)  . . . .              1,825       52,195
                                                                                           -------------

AIRLINES - 0.06%
Deutsche Lufthansa AG* (Germany) . . . . . . . . . . . . . . . . . . . .              2,850       33,646
SkyWest, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,625       37,091
                                                                                           -------------
                                                                                                  70,737
                                                                                           -------------

COMMERCIAL SERVICES & SUPPLIES - 0.14%
Aggreko plc (United Kingdom) . . . . . . . . . . . . . . . . . . . . . .             24,175       68,106
BWT AG (Austria) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                750       17,492
Quebecor World, Inc. (Canada)  . . . . . . . . . . . . . . . . . . . . .              4,125       91,286
                                                                                           -------------
                                                                                                 176,884
                                                                                           -------------

CONSTRUCTION & ENGINEERING - 0.17%
Hochtief AG (Germany)  . . . . . . . . . . . . . . . . . . . . . . . . .              1,200       27,800
Insituform Technologies, Inc. - Class A* . . . . . . . . . . . . . . . .              2,175       39,085
Koninklijke Boskalis Westminster N.V. (Netherlands)  . . . . . . . . . .              5,468      140,939
                                                                                           -------------
                                                                                                 207,824
                                                                                           -------------

ELECTRICAL EQUIPMENT - 0.36%
American Superconductor Corp.* . . . . . . . . . . . . . . . . . . . . .             36,375      368,841
Global Power Equipment Group, Inc.*. . . . . . . . . . . . . . . . . . .              5,050       35,401
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,700       54,245
                                                                                           -------------
                                                                                                 458,487
                                                                                           -------------

INDUSTRIAL CONGLOMERATES - 0.11%
Siemens AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . .              1,475      103,185
Sonae S.A. (SGPS) (Portugal) . . . . . . . . . . . . . . . . . . . . . .             33,275       34,403
                                                                                           -------------
                                                                                                 137,588
                                                                                           -------------

MACHINERY - 1.55%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             68,550    1,434,066
Albany International Corp. - Class A . . . . . . . . . . . . . . . . . .              2,625       78,540
Lindsay Manufacturing Co.. . . . . . . . . . . . . . . . . . . . . . . .              3,400       82,042
MAN AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,675       62,021
Tomra Systems ASA (Norway) . . . . . . . . . . . . . . . . . . . . . . .             52,675      193,799
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,925      107,835
                                                                                           -------------
                                                                                               1,958,303
                                                                                           -------------

ROAD & RAIL - 2.22%
Central Freight Lines, Inc.* . . . . . . . . . . . . . . . . . . . . . .              4,875       37,050
CSX Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             50,350    1,575,955
Kansas City Southern*. . . . . . . . . . . . . . . . . . . . . . . . . .             80,875    1,182,393
                                                                                           -------------
                                                                                               2,795,398
                                                                                           -------------

TRANSPORTATION INFRASTRUCTURE - 0.03%
Brisa-Auto Estradas de Portugal S.A. (Portugal)  . . . . . . . . . . . .              4,875       34,520
                                                                                           -------------
                                                                                               5,891,936
                                                                                           -------------

INFORMATION TECHNOLOGY - 5.33%
COMMUNICATIONS EQUIPMENT - 0.21%
Lucent Technologies, Inc.* . . . . . . . . . . . . . . . . . . . . . . .             41,725      127,261
Nokia Oyj - ADR (Finland)  . . . . . . . . . . . . . . . . . . . . . . .             11,425      132,758
                                                                                           -------------
                                                                                                 260,019
                                                                                           -------------

COMPUTERS & PERIPHERALS - 0.09%
Sigma Designs, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . .              4,750       29,688
Stratasys, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,000       78,720
                                                                                           -------------
                                                                                                 108,408
                                                                                           -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.51%
Digital Theater Systems, Inc.* . . . . . . . . . . . . . . . . . . . . .              4,350      100,703
Fargo Electronics* . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,350       92,519
KEYENCE Corp. (Japan)  . . . . . . . . . . . . . . . . . . . . . . . . .                200       42,382
Mettler-Toledo International, Inc.* (Switzerland)  . . . . . . . . . . .              2,900      120,930
Thermo Electron Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .              4,125      106,095
Varian, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,850      183,815
                                                                                           -------------
                                                                                                 646,444
                                                                                           -------------

INTERNET SOFTWARE & SERVICES - 0.04%
Online Resources Corp.*. . . . . . . . . . . . . . . . . . . . . . . . .              6,775       43,834
                                                                                           -------------

IT SERVICES - 1.48%
The BISYS Group, Inc.*1  . . . . . . . . . . . . . . . . . . . . . . . .              2,525       34,466
First Data Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .             39,125    1,745,366
SAP AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                550       88,139
                                                                                           -------------
                                                                                               1,867,971
                                                                                           -------------

OFFICE ELECTRONICS - 0.02%
Canon, Inc. (Japan)  . . . . . . . . . . . . . . . . . . . . . . . . . .                600       29,358
                                                                                           -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.45%
Brooks Automation, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .             18,275      263,343
Cabot Microelectronics Corp.*. . . . . . . . . . . . . . . . . . . . . .              2,325       82,514
Cymer, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             46,325    1,326,748
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) . . . . . . .             21,562      153,521
                                                                                           -------------
                                                                                               1,826,126
                                                                                           -------------

SOFTWARE - 1.53%
Amdocs Ltd.* (Guernsey)  . . . . . . . . . . . . . . . . . . . . . . . .             15,775      342,318
DocuCorp International, Inc.*. . . . . . . . . . . . . . . . . . . . . .              9,425       77,756
Informatica Corp.* . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,000       36,420
McAfee Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             78,350    1,408,733
Sammy Corp. (Japan)  . . . . . . . . . . . . . . . . . . . . . . . . . .              1,200       59,255
                                                                                           -------------
                                                                                               1,924,482
                                                                                           -------------
                                                                                               6,706,642
                                                                                           -------------

MATERIALS - 2.96%
CHEMICALS - 1.66%
Bayer AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,225       59,062
Cabot Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                750       28,560
L'Air Liquide S.A. (France)  . . . . . . . . . . . . . . . . . . . . . .                330       53,360
Linde AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . .                500       26,977
Lonza Group AG (Switzerland) . . . . . . . . . . . . . . . . . . . . . .              6,550      289,219
Minerals Technologies, Inc.. . . . . . . . . . . . . . . . . . . . . . .             29,175    1,630,007
                                                                                           -------------
                                                                                               2,087,185
                                                                                           -------------

PAPER & FOREST PRODUCTS - 1.30%
Aracruz Celulose S.A. - ADR (Brazil) . . . . . . . . . . . . . . . . . .             45,975    1,590,735
Bowater, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,350       50,355
                                                                                           -------------
                                                                                               1,641,090
                                                                                           -------------
                                                                                               3,728,275
                                                                                           -------------

TELECOMMUNICATION SERVICES - 3.47%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.61%
CT Communications, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .             15,300      218,943
D&E Communications, Inc. . . . . . . . . . . . . . . . . . . . . . . . .             12,975      143,893
Deutsche Telekom AG* (Germany) . . . . . . . . . . . . . . . . . . . . .              3,950       66,007
Philippine Long Distance Telephone Co.* (Philippines)  . . . . . . . . .              1,075       24,021
PT Telekomunikasi Indonesia - ADR (Indonesia)  . . . . . . . . . . . . .             12,625      214,751
Telecom Italia S.p.A. (Italy)  . . . . . . . . . . . . . . . . . . . . .             25,775       76,382
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico) . . . . . . . .                850       26,248
                                                                                           -------------
                                                                                                 770,245
                                                                                           -------------

WIRELESS TELECOMMUNICATION SERVICES - 2.86%
Globe Telecom, Inc. (Philippines)  . . . . . . . . . . . . . . . . . . .              1,350       20,634
Maxis Communications Berhad (Malaysia) . . . . . . . . . . . . . . . . .             14,000       32,425
NTT DoCoMo, Inc. (Japan) . . . . . . . . . . . . . . . . . . . . . . . .                134      233,819
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy)  . . . . . . . . . . . . .             12,375       65,757
Vodafone Group plc - ADR (United Kingdom)  . . . . . . . . . . . . . . .            149,475    3,248,092
                                                                                           -------------
                                                                                               3,600,727
                                                                                           -------------
                                                                                               4,370,972
                                                                                           -------------

UTILITIES - 3.20%
ELECTRIC UTILITIES - 2.88%
Allegheny Energy, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .            128,950    1,913,618
American Electric Power Co., Inc.. . . . . . . . . . . . . . . . . . . .             49,550    1,541,500
E.ON AG (Germany)  . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,450      102,848
Infrasource Services, Inc.*. . . . . . . . . . . . . . . . . . . . . . .              2,925       30,128
Korea Electric Power Corp. (KEPCO) - ADR (South Korea) . . . . . . . . .              4,775       44,264
                                                                                           -------------
                                                                                               3,632,358
                                                                                           -------------

MULTI-UTILITIES & UNREGULATED POWER - 0.32%
International Power plc* (United Kingdom)  . . . . . . . . . . . . . . .             21,050       56,237
National Grid Transco plc (United Kingdom) . . . . . . . . . . . . . . .              3,850       30,506
NRG Energy Inc.* . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,200      191,448
RWE AG (Germany) . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,100      102,373
Suez S.A. (France) . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,125       22,208
                                                                                           -------------
                                                                                                 402,772
                                                                                           -------------
                                                                                               4,035,130
                                                                                           -------------

TOTAL COMMON STOCKS
(Identified Cost $101,365,379) . . . . . . . . . . . . . . . . . . . . .                     106,753,281
                                                                                           -------------

UNIT INVESTMENT TRUSTS - 0.22%
Nasdaq-100 Index Tracking Stock. . . . . . . . . . . . . . . . . . . . .              4,125      143,798
Standard & Poor's Depositary Receipts Trust Series 1 . . . . . . . . . .              1,150      127,431
                                                                                           -------------

TOTAL UNIT INVESTMENT TRUSTS
(Identified Cost $273,283) . . . . . . . . . . . . . . . . . . . . . . .                         271,229
                                                                                           -------------

U.S. TREASURY SECURITIES - 8.06%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $9,977,744) . . . . . . . . . . . . . . . . . . . . . .  $       9,885,000   10,151,430
                                                                                           -------------

SHORT-TERM INVESTMENTS - 4.53%
Dreyfus Treasury Cash Management - Institutional Shares. . . . . . . . .          1,712,303    1,712,303
Fannie Mae Discount Note, 9/13/2004  . . . . . . . . . . . . . . . . . .  $       4,000,000    3,993,646
                                                                                           -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,705,949) . . . . . . . . . . . . . . . . . . . . . .                       5,705,949
                                                                                           -------------

TOTAL INVESTMENTS - 97.57%
(Identified Cost $117,322,355) . . . . . . . . . . . . . . . . . . . . .                     122,881,889

OTHER ASSETS, LESS LIABILITIES - 2.43% . . . . . . . . . . . . . . . . .                       3,065,215
                                                                                           -------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   $ 125,947,104
                                                                                           =============



*Non-income  producing  security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent.
ADR  -  American  Depository  Receipt


Federal Tax Information:

On July 31, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $117,380,235

Unrealized appreciation. . . . . . .  $  9,571,221
Unrealized depreciation. . . . . . .    (4,069,567)
                                      -------------

Net unrealized appreciation. . . . .  $  5,501,654
                                      =============



For information regarding the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent semi-annual or annual financial statements.

ITEM  2:  CONTROLS  AND  PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds' last fiscal quarter, there have been no changes in the Funds' internal control over financial reporting that the above officers are aware of that have materially affected, or are reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM  3:  EXHIBITS

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter  Fund,  Inc.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
September  27,  2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz

B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
September  27,  2004

/s/ Christine Glavin

Christine  Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund, Inc. September 27, 2004